UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices) (Zip code)

Mark Bell, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report April 30, 2010 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer	Chief Compliance Officer
and Anti-Money Laundering Officer
Jack Huntington
Secretary
† Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	TD AMERITRADE Clearing, Inc.
TDAM USA Inc.	1005 North Ameritrade Place
31 West 52nd Street	Bellevue, NE 68005
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	P.O. Box 2209
5 Times Square	Omaha, NE 68103-2209
New York, NY 10036	Client Services Department
800-669-3900
Custodian
BNY Mellon	Legal Counsel
One Wall Street	Willkie Farr & Gallagher LLP
New York, NY 10286	787 Seventh Avenue
New York, NY 10019
Distributor
SEI Investments Distribution Co.	Independent Directors Counsel
One Freedom Valley Drive	Goodwin Procter LLP
Oaks, Pennsylvania 19456	901 New York Avenue, N.W.
Washington, DC 20001

3

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

The first half of the current fiscal year which ended April 30, 2010 was positive for financial markets despite some volatility. Equities continued to advance from the multi-year lows reached a year ago amid signs an economic recovery appears to be taking hold. Bonds gained, as well, led by corporate issues, as credit spreads narrowed further from the historically wide margins witnessed towards the end of 2008.

Market sentiment received a further boost from U.S. Federal Reserve Chairman Ben Bernanke’s expressed view that the U.S. economy, though improving, still needs low interest rates to nurse the recovery along.

On the whole, U.S. data continued to support improvement in economic activity this year. The economy expanded at an annualized rate of 3.0% in the first quarter of this calendar year, following 5.6% growth in the fourth quarter of 2009 and 2.2% in the third quarter of 2009. Consumer spending, exports and business investment in equipment and software were all key contributors to overall growth.

The labor market appears to have turned the corner, with a better-than-expected 290,000 jobs created in April, the biggest monthly increase since early 2006. It was the fourth consecutive month that the economy added jobs, bringing the year-to-date gain to 573,000. The jobs growth failed to lower the unemployment rate, however; it rose to 9.9% from 9.7% in March as better job prospects encouraged more people to re-enter the work force.

Manufacturing, a key leading economic indicator, expanded for a ninth straight month in April, with an ISM index reading of 60.4, the highest since June 2004. At the same time, housing data is stabilizing, and inflation remains tame. The annual overall inflation rate was 2.2% in April, while the more closely watched annual core rate — excluding volatile energy and food prices — came in at just 0.9%, the smallest increase since January 1966.

Encouraging as the generally positive trend in data is, however, several recent developments have combined to cloud the economic outlook. One is the regulatory pressures that the financial sector is currently experiencing. Investors are cautiously awaiting the outcome of the financial reform bill working its way through Congress, and the Securities and Exchange Commission’s pending lawsuit against Goldman Sachs for fraud related to subprime mortgages also could have broader implications.

More critical, though, is the rising government debt burden, and how it might impact economic growth and asset prices. The fiscal and economic challenges that Greece and other European countries are dealing with today are current examples of the consequences of high sovereign debt. And Europe is not alone; countries like Japan, the United Kingdom, and the United States of America also have large and rising debt burdens.

While the European Union and IMF (International Monetary Fund) financial support package appeared to offer some immediate relief to Greece, global investors seem unconvinced that this will be enough, and concerns that the European crisis could grow appeared to have weighed on markets since April.

As markets oscillate between optimism and concern about the sustainability of the recovery, risk assets such as equities and safe-haven securities like U.S. treasuries moved in and out of favor. More recently, treasuries have won the day, despite a strengthening economy and supply concerns as the government issues a record amount of notes and bonds to fund its stimulus programs. Still, for the six months, corporate bonds continued to outperform government bonds, as spreads tightened further. The Barclays Capital US Aggregate Bond Index gained 2.5% over the period.

4

Equities continued to outperform bonds. The S&P 500 Index rallied 15.7% for the six months, with all 10 sectors advancing, led by economically sensitive sectors such as consumer discretionary, industrials and materials. The index was up 38.8% from a year ago.

While domestically signs are mounting that we are on the road to recovery, investors have recently questioned the sustainability of the global economic rebound. Policy makers are considering the need to remove monetary stimulus in light of the prospects for improving economic activity and rising inflation expectations. But given the risks from the uncertainty in other areas of the world, they are likely to proceed cautiously so as not to derail the recovery.

On balance, it is likely that a sustainable recovery could be quite muted, and inflation may stay subdued for some time.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 1, 2010

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. An investor should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. For a prospectus containing this and other information about the Portfolios, please call your financial adviser or TD AMERITRADE Institutional at 800-431-3500 or TD AMERITRADE Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2009 through April 30, 2010).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Annualized Expense Ratios 11/1/09 to 4/30/10	Expenses Paid During Period* 11/1/09 to 4/30/10

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,000.30	0.21%	$1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,000.30	0.21%	1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,000.30	0.21%	1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,000.30	0.21%	1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.15%	0.74
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.15%	0.75

TDAM U.S. Government Portfolio – Class A

Actual	1,000.00	1,000.20	0.16%	0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16%	0.80

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,000.30	0.29%	1.44
Hypothetical (5% Return before expenses)	1,000.00	1,023.36	0.29%	1.45

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,000.30	0.29%	1.44
Hypothetical (5% Return before expenses)	1,000.00	1,023.36	0.29%	1.45

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.21%	1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM California Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.10	0.21%	1.04
Hypothetical (5% Return before expenses)	1,000.00	1,023.75	0.21%	1.05

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.22%	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.70	0.22%	1.10

TDAM New York Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.10	0.22%	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.70	0.22%	1.10

*

Expenses are equal to the respective class of each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/10 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/10 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.

*****

Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively. This is assuming a 2010 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value
(including repurchase agreements of
$770,697,000, $630,081,000, $0, $0,
and $0, respectively) (Note 2)	$6,101,953,338	$1,574,724,293	$727,810,534	$274,153,319	$148,760,103
Cash	5,960	1,221	—	65,891	23,890
Receivable for capital shares sold	100,513,810	38,754,353	17,342,647	3,310,227	2,630,526
Receivable for investment securities sold	—	—	—	6,800,000	5,000,000
Interest receivable	5,052,612	471,502	1,672,917	77,013	161,287
Prepaid expenses	662,098	92,140	99,561	37,430	25,538

TOTAL ASSETS	6,208,187,818	1,614,043,509	746,925,659	284,443,880	156,601,344
LIABILITIES
Payable for capital shares redeemed	110,759,816	37,628,299	17,101,322	8,191,329	1,895,411
Payable to Investment Manager
and its affiliates (Note 3)	690,826	90,045	140,019	41,944	16,097
Dividends payable to shareholders	13,554	1,565	878	256	209
Payable to custodian	—	—	5,014	—	—
Accrued expenses	1,214,907	451,162	34,428	31,121	24,816

TOTAL LIABILITIES	112,679,103	38,171,071	17,281,661	8,264,650	1,936,533

NET ASSETS	$6,095,508,715	$1,575,872,438	$729,643,998	$276,179,230	$154,664,811

Net assets consist of:
Paid-in capital ($.0001 par value
common stock, 26 billion, 14 billion,
10 billion, 8 billion and 4 billion
shares authorized, respectively)	$6,095,480,986	$1,575,842,128	$729,643,740	$276,186,946	$154,668,785
Distributions in excess of net
investment income	(431)	(2)	—	—	(3,718)
Accumulated net realized gains/(losses)
from security transactions	28,160	30,312	258	(7,716)	(256)

Net assets, at value	$6,095,508,715	$1,575,872,438	$729,643,998	$276,179,230	$154,664,811

Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,435,009,417 ÷ 2,435,028,365 shares)	($829,761,474 ÷ 829,745,246 shares)	($446,664,711 ÷ 446,686,482 shares)	($174,589,918 ÷ 174,587,442 shares)	($97,994,283 ÷ 98,004,170 shares)

Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($314,425,120 ÷ 314,429,826 shares)

Class A net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($1,968,516,466 ÷ 1,968,465,279 shares)	($746,110,964 ÷ 746,096,880 shares)	($282,979,287 ÷ 282,957,260 shares)	($101,589,312 ÷ 101,599,503 shares)	($56,670,528 ÷ 56,681,613 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($1,377,557,712 ÷ 1,377,557,515 shares)

Please see accompanying notes to financial statements.

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Statements of Operations
For the Six-Month Period Ended April 30, 2010 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$8,802,986	$1,649,934	$1,229,505	$353,098	$209,662

EXPENSES
Distribution fees (Note 3)	14,819,543	4,374,519	1,869,260	690,221	402,279
Shareholder servicing fees (Note 3)	6,471,789	1,352,509	661,458	237,727	137,713
Transfer agent fees (Note 3)	3,249,358	892,811	389,293	144,272	83,362
Investment management fees (Note 3)	2,821,455	849,322	389,293	144,272	83,362
Directors’ fees (Note 4)	13,358	13,342	13,343	13,339	13,347
Registration fees	1,353,959	436,553	217,683	49,771	63,177
Shareholder reports and mailing	966,244	323,100	2,145	231	(341)
Professional fees	163,669	62,299	35,141	24,690	21,711
Custody fees	146,531	52,361	35,086	12,801	8,149
Other expenses	96,920	33,477	12,772	11,727	9,024

TOTAL EXPENSES	30,102,826	8,390,293	3,625,474	1,329,051	821,783

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates (Note 3)	(22,970,193)	(7,008,197)	(2,512,700)	(1,019,213)	(637,133)

NET EXPENSES	7,132,633	1,382,096	1,112,774	309,838	184,650

NET INVESTMENT INCOME	1,670,353	267,838	116,731	43,260	25,012

NET REALIZED GAINS/(LOSSES) FROM
SECURITY TRANSACTIONS	126	—	831	(81)	(148)

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$1,670,479	$267,838	$117,562	$43,179	$24,864

Please see accompanying notes to financial statements.

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Statements of Changes in Net Assets

TDAM MONEY MARKET PORTFOLIO			TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO

Six-Month Period Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009	Six-Month Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six-Month Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$1,670,353	$45,499,181	$267,838	$10,019,044	$116,731	$1,357,131
Net realized gains from
security transactions	126	321,569	—	54,666	831	124,905

Net increase in net assets
from operations	1,670,479	45,820,750	267,838	10,073,710	117,562	1,482,036

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(669,105)	(18,263,799)	(134,025)	(5,215,391)	(72,701)	(874,004)
Premium Class	(91,447)	(2,867,430)	—	—	—	—
Class A	(531,190)	(13,494,323)	(133,813)	(4,771,598)	(44,030)	(483,127)
Select Class	(378,611)	(10,873,629)	—	—	—	—
From net realized gain
on security transactions
Investor Class	(122,387)	(79,823)	(16,586)	(21,573)	(56,137)	—
Premium Class	(18,039)	(9,409)	—	—	—	—
Class A	(94,621)	(64,313)	(16,969)	(21,514)	(36,117)	—
Select Class	(71,276)	(36,968)	—	—	—	—

Total Dividends to
Shareholders	(1,976,676)	(45,689,694)	(301,393)	(10,030,076)	(208,985)	(1,357,131)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	3,608,489,685	16,929,228,912	1,645,489,633	7,772,801,866	653,388,817	1,628,241,224
Shares issued in reinvestment
of dividends	647,641	17,656,222	126,803	5,046,361	69,877	842,765
Payments for shares
redeemed	(4,580,172,196)	(21,646,230,014)	(2,117,421,071)	(9,433,426,927)	(720,658,492)	(1,738,587,033)

Net decrease in net assets
from Investor Class shares	(971,034,870)	(4,699,344,880)	(471,804,635)	(1,655,578,700)	(67,199,798)	(109,503,044)

Premium Class:
Proceeds from shares sold	85,579,019	585,806,390	—	—	—	—
Shares issued in reinvestment
of dividends	91,378	2,384,565	—	—	—	—
Payments for shares
redeemed	(203,622,699)	(1,079,198,672)	—	—	—	—

Net decrease in net assets
from Premium Class shares	(117,952,302)	(491,007,717)	—	—	—	—

Class A:
Proceeds from shares sold	5,440,075,442	22,195,682,551	1,954,291,019	10,025,822,769	697,938,398	1,494,675,770
Shares issued in reinvestment
of dividends	507,867	13,032,790	126,895	4,582,822	42,358	446,941
Payments for shares redeemed	(6,301,827,949)	(25,751,455,942)	(2,657,130,317)	(11,563,683,940)	(720,794,227)	(1,699,647,913)

Net decrease in net assets
from Class A shares	(861,244,640)	(3,542,740,601)	(702,712,403)	(1,533,278,349)	(22,813,471)	(204,525,202)

Select Class:
Proceeds from shares sold	3,210,724,149	11,192,254,211	—	—	—	—
Shares issued in reinvestment
of dividends	362,044	10,461,118	—	—	—	—
Payments for shares
redeemed	(3,570,654,717)	(12,792,188,973)	—	—	—	—

Net decrease in net assets
from Select Class shares	(359,568,524)	(1,589,473,644)	—	—	—	—

Net decrease in net assets
from capital share
transactions	(2,309,800,336)	(10,322,566,842)	(1,174,517,038)	(3,188,857,049)	(90,013,269)	(314,028,246)

TOTAL DECREASE IN NET
ASSETS	(2,310,106,533)	(10,322,435,786)	(1,174,550,593)	(3,188,813,415)	(90,104,692)	(313,903,341)
NET ASSETS:
Beginning of period	8,405,615,248	18,728,051,034	2,750,423,031	5,939,236,446	819,748,690	1,133,652,031

End of period	$6,095,508,715	$8,405,615,248	$1,575,872,438	$2,750,423,031	$729,643,998	$819,748,690

Distributions in excess of net investment income	$(431)	$(431)	$(2)	$(2)	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

	Six-Month Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six-Month Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$43,260	$257,158	$25,012	$106,592
Net realized losses from security transactions	(81)	—	(148)	—

Net increase in net assets from operations	43,179	257,158	24,864	106,592

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(27,893)	(190,365)	(14,831)	(76,493)
Class A	(15,367)	(67,129)	(10,181)	(30,099)
From net realized gain on security transactions
Investor Class	—	—	—	(9,689)
Class A	—	—	—	(6,023)

Total Dividends to Shareholders	(43,260)	(257,494)	(25,012)	(122,304)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	240,617,127	531,790,797	113,357,580	285,099,312
Shares issued in reinvestment of dividends	27,207	184,517	14,431	74,212
Payments for shares redeemed	(252,619,695)	(603,971,053)	(116,207,066)	(313,988,119)

Net decrease in net assets from Investor Class shares	(11,975,361)	(71,995,739)	(2,835,055)	(28,814,595)

Class A:
Proceeds from shares sold	279,815,308	468,857,175	158,608,335	347,630,367
Shares issued in reinvestment of dividends	14,717	63,445	9,402	28,547
Payments for shares redeemed	(283,105,559)	(516,821,198)	(171,742,264)	(369,971,304)

Net decrease in net assets from Class A shares	(3,275,534)	(47,900,578)	(13,124,527)	(22,312,390)

Net decrease in net assets from capital share transactions	(15,250,895)	(119,896,317)	(15,959,582)	(51,126,985)

TOTAL DECREASE IN NET ASSETS	(15,250,976)	(119,896,653)	(15,959,730)	(51,142,697)

NET ASSETS:
Beginning of period	291,430,206	411,326,859	170,624,541	221,767,238

End of period	$276,179,230	$291,430,206	$154,664,811	$170,624,541

Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

14

Financial Highlights

For the six-month period ended April 30, 2010 (unaudited) and years or periods ended October 31, For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Invest- ment Income		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$2,435,009	0.21%‡	0.97%‡	0.05%‡
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.24%	3,406,167	0.65%	0.99%	0.29%
2008	1.00	0.024		(0.000	)*	0.024		(0.024)	—		(0.024)	1.00	2.47%	8,105,457	0.93%	0.93%	2.47%
2007	1.00	0.045		—		0.045		(0.045)	—		(0.045)	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006	1.00	0.040		—		0.040		(0.040)	—		(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
2005	1.00	0.022		0.000	*	0.022		(0.022)	(0.000	)*	(0.022)	1.00	2.20%	6,391,481	0.82%	0.91%	2.17%
Premium Class[1]
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$314,425	0.21%‡	0.63%‡	0.05%‡
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	432,395	0.55%	0.66%	0.39%
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.81%	923,397	0.60%	0.60%	2.80%
2007	1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006	1.00	0.031		—		0.031		(0.031)	—		(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$1,968,517	0.21%‡	1.05%‡	0.05%‡
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.22%	2,829,856	0.67%	1.07%	0.27%
2008	1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)	1.00	2.39%	6,372,553	1.01%	1.01%	2.32%
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$1,377,558	0.21%‡	0.65%‡	0.05%‡
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	1,737,197	0.55%	0.67%	0.37%
2008	1.00	0.028		0.000	*	0.028		0.028	—		0.028	1.00	2.80%	3,326,644	0.61%	0.61%	2.55%
2007	1.00	0.016		—		0.016		(0.016)	—		(0.016)	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡
TDAM U.S. Government Portfolio
Investor Class
2010**	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.02%	$829,761	0.15%‡	0.90%‡	0.03%‡
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.18%	1,301,583	0.40%	0.97%	0.22%
2008	1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)	1.00	1.93%	2,957,140	0.96%	0.96%	1.88%
2007	1.00	0.044		—		0.044		(0.044)	—		(0.044)	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006	1.00	0.039		—		0.039		(0.039)	—		(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
2005	1.00	0.021		0.000	*	0.021		(0.021)	(0.000	)*	(0.021)	1.00	2.11%	1,561,282	0.92%	0.92%	2.09%
Class A4
2010**	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.02%	$746,111	0.16%‡	0.98%‡	0.03%‡
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.16%	1,448,840	0.41%	1.05%	0.19%
2008	1.00	0.017		0.001		0.018		(0.018)	—		(0.018)	1.00	1.85%	2,982,096	1.04%	1.04%	1.67%
2007	1.00	0.018		—		0.018		(0.018)	—		(0.018)	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡
TDAM Municipal Portfolio
Investor Class
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$446,665	0.29%‡	0.90%‡	0.03%‡
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.14%	513,920	0.54%	1.02%	0.14%
2008	1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)	1.00	1.55%	623,347	1.02%	1.02%	1.55%
2007	1.00	0.027		—		0.027		(0.027)	—		(0.027)	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
2005	1.00	0.014		—		0.014		(0.014)	—		(0.014)	1.00	1.38%	718,969	0.81%	0.93%	1.37%
Class A1
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$282,979	0.29%‡	0.98%‡	0.03%‡
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.11%	305,829	0.58%	1.10%	0.13%
2008	1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)	1.00	1.46%	510,305	1.10%	1.10%	1.43%
2007	1.00	0.011		—		0.011		(0.011)	—		(0.011)	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡
TDAM California Municipal Portfolio
Investor Class
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$174,590	0.21%‡	0.89%‡	0.03%‡
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.08%	186,565	0.43%	1.03%	0.08%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.42%	258,561	1.00%	1.00%	1.42%
2007	1.00	0.026		—		0.026		(0.026)	—		(0.026)	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
2005	1.00	0.015		0.000	*	0.015		(0.015)	(0.000	)*	(0.015)	1.00	1.51%	293,172	0.70%	0.94%	1.51%
Class A2
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$101,589	0.21%‡	0.97%‡	0.03%‡
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.06%	104,865	0.44%	1.11%	0.06%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.34%	152,766	1.08%	1.08%	1.32%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡
TDAM New York Municipal Portfolio
Investor Class
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$97,994	0.22%‡	0.95%‡	0.03%‡
2009	1.00	0.001		—		0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.07%	100,830	0.48%	1.12%	0.07%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.45%	129,654	1.05%	1.05%	1.42%
2007	1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
2005	1.00	0.015		—		0.015		(0.015)	—		(0.015)	1.00	1.48%	152,577	0.70%	0.97%	1.48%
Class A3
2010**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$56,671	0.22%‡	1.03%‡	0.03%‡
2009	1.00	0.000	*	—		0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.05%	69,795	0.51%	1.19%	0.04%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.37%	92,113	1.13%	1.13%	1.35%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡
*	Amount represents less than $0.001 per share.
**	For the six-month period ended April 30, 2010.
†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized
1	Premium Class shares commenced operations on February 27, 2006.
2	Class A shares commenced operations on May 24, 2007.
3	Select Class shares commenced operations on July 3, 2007.
4	Class A shares commenced operations on May 30, 2007.
5	Class A shares commenced operations on May 25, 2007.
6	Class A shares commenced operations on June 5, 2007.
7	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2010, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2010, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD AMERITRADE Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

For the six-month period ended April 30, 2010, the Investment Manager and its affiliates waived certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market
Portfolio	$2,821,455	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$6,022,130	$(6,022,115)	$3,345,611	$(3,336,318)	$1,338,234	$(717,624)
Premium Class	N/A	N/A	667,580	(666,395)	91,452	(74,950)	91,452	(23,911)
Class A	N/A	N/A	5,630,907	(5,630,907)	2,656,091	(2,648,376)	1,062,429	(566,254)
Select Class	N/A	N/A	2,498,926	(2,496,584)	378,635	(376,245)	757,243	(410,514)

U.S. Government
Portfolio	849,322	(401,763)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	2,010,516	(2,010,516)	691,027	(691,027)	446,776	(440,336)
Class A	N/A	N/A	2,364,003	(2,364,003)	661,482	(661,482)	446,035	(439,070)

Municipal Portfolio	389,293	(5,612)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,091,310	(1,091,304)	412,017	(375,329)	242,511	(22,260)
Class A	N/A	N/A	777,950	(777,950)	249,441	(227,064)	146,782	(13,181)

California Portfolio	144,272	(4,749)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	418,654	(418,651)	153,157	(152,570)	93,033	(56,211)
Class A	N/A	N/A	271,567	(271,567)	84,570	(84,242)	51,239	(31,223)

New York Portfolio	83,362	(21,830)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	222,448	(222,367)	82,079	(81,389)	49,432	(45,380)
Class A	N/A	N/A	179,831	(179,779)	55,634	(55,155)	33,930	(31,233)

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2009 and 2008, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Money Market Portfolio	2009	$—	$45,689,694	$—	$45,689,694
	2008	—	491,444,000	—	491,444,000

U.S. Government Portfolio	2009	—	10,027,471	2,605	10,030,076
	2008	—	66,934,039	—	66,934,039

Municipal Portfolio	2009	1,357,131	—	—	1,357,131
	2008	13,833,344	39,791	—	13,873,135

California Portfolio	2009	256,782	712	—	257,494
	2008	5,372,175	52,144	21,060	5,445,379

New York Portfolio	2009	106,700	15,604	—	122,304
	2008	3,033,000	8,175	32,446	3,073,621

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

As of October 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$—	$719,844	$—	$—	$(385,918)	$333,926
U.S. Government Portfolio	—	142,293	—	—	(78,428)	63,865
Municipal Portfolio	21,268	—	91,842	—	(21,429)	91,681
California Portfolio	7,289	—	—	(7,176)	(7,748)	(7,635)
New York Portfolio	553	—	—	—	(4,379)	(3,826)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, the California Portfolio had capital loss carryforwards available to offset future capital gains of $7,176, expiring October 31, 2016.

During the year ended October 31, 2009, the Municipal Portfolio utilized capital loss carryforwards to offset capital gains of $33,063.

At April 30, 2010, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of April 30, 2010.

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—40.5%
$50,000,000	Australia & New Zealand Banking Group, 0.26%, due 11/19/10	$50,000,000
50,000,000	Australia & New Zealand Banking Group, 0.26%, due 12/20/10	50,000,000
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 7/12/10	50,000,497
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 12/29/10	50,003,355
28,500,000	Bank of Nova Scotia, 1.00%, due 6/10/10	28,500,000
50,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	50,000,000
90,000,000	Bank of Nova Scotia, 0.81%, due 7/20/10	90,000,000
50,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	50,001,992
50,000,000	Bank of Nova Scotia, 0.26%, due 10/19/10	50,000,000
50,000,000	Barclays Bank PLC, 0.30%, due 7/20/10	50,000,000
46,000,000	Barclays Bank PLC, 0.26%, due 7/26/10	46,000,000
50,000,000	Barclays Bank PLC, 0.32%, due 9/13/10	50,000,000
50,000,000	Barclays Bank PLC, 0.40%, due 9/30/10	50,000,000
50,000,000	BNP Paribas, 0.20%, due 5/18/10	50,000,000
25,000,000	BNP Paribas, 0.34%, due 10/15/10	25,000,000
49,500,000	BNP Paribas, 0.33%, due 4/15/11	49,500,000
40,000,000	Canadian Imperial Bank, 0.28%, due 10/22/10	40,000,000
50,000,000	Canadian Imperial Bank, 0.29%, due 1/24/11	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.17%, due 5/25/10	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.24%, due 7/15/10	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.32%, due 9/22/10	49,990,013
99,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	99,000,000
50,000,000	Credit Agricole, S.A., 0.31%, due 7/13/10	50,000,000
50,000,000	Credit Agricole, S.A., 0.29%, due 1/28/11	50,003,774
50,000,000	Deutsche Bank, AG, 0.24%, due 5/28/10	50,000,000
50,000,000	Deutsche Bank, AG, 0.22%, due 6/22/10	50,000,000
50,000,000	Lloyds TSB Bank, NY, 0.21%, due 5/13/10	50,000,083
50,000,000	Lloyds TSB Bank, NY, 0.22%, due 5/24/10	50,000,000
75,000,000	National Australia Bank, 0.75%, due 7/14/10	75,000,000
75,000,000	National Bank of Canada, NY, 0.27%, due 5/4/10	75,000,000
50,000,000	National Bank of Canada, NY, 0.27%, due 6/7/10	50,000,000
75,000,000	National Bank of Canada, NY, 0.33%, due 11/2/10	75,000,000
50,000,000	Nordea Bank Finland, NY, 0.22%, due 5/25/10	50,000,000
50,000,000	Rabobank Nederland, NY, 0.24%, due 6/9/10	50,000,266
50,000,000	Royal Bank of Canada, NY, 0.40%, due 10/28/10	50,000,000
50,000,000	Royal Bank of Canada, NY, 0.25%, due 12/14/10	50,000,000
50,000,000	Societe Generale, NY, 0.20%, due 5/3/10	50,000,000
50,000,000	Societe Generale, NY, 0.21%, due 5/18/10	50,000,118
50,000,000	Societe Generale, NY, 0.22%, due 5/19/10	50,000,125
50,000,000	Svenska Handelsbanken, NY, 0.20%, due 5/27/10	50,000,000
50,000,000	Svenska Handelsbanken, NY, 0.21%, due 6/2/10	50,000,000
50,000,000	Svenska Handelsbanken, NY, 0.23%, due 6/21/10	50,000,000
50,000,000	Svenska Handelsbanken, NY, 0.26%, due 7/14/10	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	50,000,000
40,000,000	Westpac Banking Corp., NY, 0.27%, due 9/20/10	40,000,000
75,000,000	Westpac Banking Corp., NY, 0.28%, due 9/27/10	75,002,801
50,000,000	Westpac Banking Corp., NY, 0.28%, due 1/19/11	50,003,646

		2,468,006,670

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—1.6%
$27,000,000	Old Line Funding LLC, 0.26%, due 7/20/10 (LIQ: Royal Bank of Canada) (Note D)	$26,984,400
70,000,000	Ticonderoga Funding, LLC, 0.27%, due 6/24/10 (LOC: Bank of America, N.A.) (Note D)	69,971,650

		96,956,050

	BANKS—5.7%
50,000,000	Australia & New Zealand Banking Group, 0.19%, due 5/17/10 (Note D)	49,995,889
50,000,000	Australia & New Zealand Banking Group, 0.23%, due 7/7/10 (Note D)	49,979,062
14,500,000	Australia & New Zealand Banking Group, 0.62%, due 10/19/10 (Note D)	14,457,298
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.22%, due 5/21/10 (Note D)	49,993,889
50,000,000	Bank of Montreal, 0.21%, due 5/24/10	49,993,292
25,000,000	Commonwealth Bank of Australia, NY, 0.28%, due 7/12/10 (Note D)	24,986,000
40,000,000	Lloyds TSB Bank PLC, 0.21%, due 5/11/10	39,997,722
50,000,000	Westpac Banking Corp., NY, 0.20%, due 6/8/10 (Note D)	49,989,444

		329,392,596

	DOMESTIC/FOREIGN BANK SUPPORTED—9.0%
15,000,000	Barclays U.S. Funding, 0.25%, due 6/24/10 (GTY: Barclays Bank PLC)	14,994,487
50,000,000	BNP Paribas, 0.21%, due 5/3/10 (GTY: BNP Paribas)	49,999,417
57,000,000	ING (US) Funding LLC, 0.22%, due 5/7/10 (GTY: ING Bank N.V.)	56,997,883
40,000,000	ING (US) Funding LLC, 0.22%, due 5/14/10 (GTY: ING Bank N.V.)	39,996,894
50,000,000	ING (US) Funding LLC, 0.22%, due 5/21/10 (GTY: ING Bank N.V.)	49,993,889
50,000,000	JPMorgan Chase Funding, 0.21%, due 5/24/10 (GTY: JPMorgan Chase & Co.) (Note D)	49,993,292
50,000,000	National Australia Funding, 0.17%, due 5/17/10 (LOC: National Australia Bank) (Note D)	49,996,222
50,000,000	Santander Central Hispano Finance, 0.65%, due 6/3/10 (GTY: WestLB AG)	49,970,208
50,000,000	Santander Central Hispano Finance, 0.28%, due 7/21/10 (GTY: WestLB AG)	49,968,500
90,000,000	Santander Central Hispano Finance, 0.32%, due 8/18/10 (GTY: WestLB AG)	89,914,314
60,000,000	Societe Generale, N.A., 0.25%, due 5/17/10 (GTY: Societe Generale)	59,993,333

		561,818,439

	INDUSTRIAL & OTHER COMMERCIAL PAPER—8.0%
50,000,000	Caisse Centrale Desjardins du Quebec, 0.21%, due 5/3/10 (Note D)	49,999,417
50,000,000	Caisse Centrale Desjardins du Quebec, 0.21%, due 5/28/10 (Note D)	49,992,125
50,000,000	Caisse Centrale Desjardins du Quebec, 0.27%, due 7/22/10 (Note D)	49,969,819
50,000,000	General Electric Capital Corp., 0.21%, due 5/26/10	49,992,708
65,000,000	General Electric Capital Corp., 0.28%, due 7/19/10	64,960,061
50,000,000	KFW, 0.26%, due 7/21/10 (GTY: Republic of Germany) (Note D)	49,971,313
50,000,000	Total Capital Canada Ltd., 0.19%, due 5/19/10 (GTY: Total S.A.) (Note D)	49,995,250
25,000,000	Total Capital Canada Ltd., 0.27%, due 7/14/10 (GTY: Total S.A.) (Note D)	24,986,125
30,000,000	University of California (Board of Regents) 0.20%, due 5/3/10	29,999,667
70,000,000	University of California (Board of Regents) 0.30%, due 6/10/10	69,976,667

		489,843,152

	TOTAL COMMERCIAL PAPER—24.3%	1,478,010,237

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	BANKS—5.1%
$6,815,000	Credit Agricole S.A., 0.30%, due 5/28/10 (Notes A, D)	$6,815,225
60,945,000	National Australia Bank, Ser. A, 8.60%, due 5/19/10 (Note A)	61,193,313
51,000,000	Rabobank Nederland, 0.65%, due 5/19/10 (Notes A, D)	51,011,052
7,000,000	Rabobank Nederland MTN, 0.38%, due 10/11/10 (Note A)	6,997,618
30,000,000	Royal Bank of Canada MTN, 0.54%, due 9/28/10 (Note A)	30,033,726
11,144,000	Santander U.S. Debt S.A. Unipersonal, 0.36%, due 7/23/10 (Notes A, D)	11,145,263
59,000,000	Wachovia Bank, 1.15%, due 5/14/10 (Note A)	59,014,754
87,050,000	Wells Fargo & Co. MTN, 0.47%, due 8/20/10 (Note A)	87,099,767

		313,310,718

	DOMESTIC/FOREIGN BANK SUPPORTED—1.4%
2,310,000	Anacortes Class Assets LLC, Ser. 2003, 0.67% (LOC: Bank of America, N.A.) (Note C)	2,310,000
1,785,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 0.35%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,785,000
52,875,000	Corp. Fin. Mngrs., Inc., Integrated Loan Prog., Pooled Adj. Rate Tax. Demand
	Bonds, Ser. B, 0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	52,875,000
11,425,000	Country Class Assets, LLC, Ser. 2004A, 0.67% (LOC: Bank of America, N.A.) (Note C)	11,425,000
2,812,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003, 0.30%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,812,000
730,000	Lauren Co LLC, Adj. Rate Demand Bonds, 0.35% (LOC: Wells Fargo Bank, N.A.)
	(Notes C, D)	730,000
1,300,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 0.35%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000
7,330,000	Riddle Memorial Hospital Healthcare Center III Associates, Tax. Adj.
	Rate Demand Bonds, Ser. 2003, 0.35% (LOC: PNC Bank, N.A.) (Notes C, D)	7,330,000
2,270,000	Sound Class Assets LLC, Ser. 2003A, 0.67% (LOC: Bank of America, N.A.) (Note C)	2,270,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 0.30%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		84,337,000

	FINANCIALS—2.3%
49,802,000	General Electric Capital Corp., 0.31%, due 5/10/10 (Note A)	49,802,799
21,800,000	Toyota Motor Credit Corp. MTN, 0.35%, due 8/17/10 (Note A)	21,810,330
24,800,000	Toyota Motor Credit Corp. MTN, 0.20%, due 9/10/10 (Note A)	24,800,000
45,000,000	Toyota Motor Credit Corp. MTN, 0.25%, due 1/10/11 (Note A)	45,000,000

		141,413,129

	TOTAL CORPORATE OBLIGATIONS—8.8%	539,060,847

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—4.5%
$100,000,000	U.S. Treasury Bills, 0.16%, due 5/20/10 (Note B)	$99,991,556
98,000,000	U.S. Treasury Bills, 0.17%, due 8/5/10 (Note B)	97,955,704
77,000,000	U.S. Treasury Bills, 0.19%, due 8/26/10 (Note B)	76,952,696

		274,899,956

	TAXABLE MUNICIPAL OBLIGATIONS—4.3%
39,700,000	California PCFA, Pacific Gas & Electric Proj., Ser. C, 0.26%
	(LOC: JPMorgan Chase & Co.) (Note C)	39,700,000
32,400,000	California State, Department of Water Resources & Power, Ser. B-2, 0.28%
	(LOC: BNP Paribas) (Note C)	32,400,000
22,700,000	Gulf Coast Waste Disposal Authority, Amoco Oil Co. Proj., 0.27% (Note C)	22,700,000
12,600,000	Illinois DFA, American College of Surgeons Proj., 0.47%
	(LOC: Northern Trust Company) (Note C)	12,600,000
10,000,000	Minnesota State, Office of Higher Education, Ser A, 0.29%
	(LOC: U.S. Bank, N.A.) (Note C)	10,000,000
5,340,000	New Hampshire Business Finance Authority, Ser. B, 0.35%
	(LOC: Bank of America, N.A.) (Note C)	5,340,000
3,395,000	New Jersey EDA, Facilities Constr. Proj., Ser. R-1, 0.25%
	(LOC: Bank of Nova Scotia) (Note C)	3,395,000
10,520,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.27%
	(LOC: Wachovia Bank, N.A.) (Note C)	10,520,000
24,300,000	Plaquemines Parish, BP Exploration & Oil Proj., 0.27% (Note C)	24,300,000
23,100,000	Port Bellingham IDC, BP West Coast Prods. LLC Proj., 0.27%
	(LOC: BP West Products, LLC) (Note C)	23,100,000
11,700,000	State of Texas, Chelsea Centro Proj., 0.26% (LOC: Bayerische Landesbank GZ) (Note C)	11,700,000
69,000,000	Valdez Alaska, BP Pipelines Proj., Ser. B, 0.24% (Note C)	69,000,000

		264,755,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.6%
30,000,000	Fannie Mae Discount Notes, 0.17%, due 6/9/10 (Notes B, E)	29,994,475
75,000,000	Federal Farm Credit Bank, 0.06%, due 11/3/10 (Note B)	74,984,082
14,425,000	Federal Home Loan Bank, 1.06%, due 7/13/10 (Note A)	14,449,846
20,849,000	Freddie Mac Discount Notes, 0.18%, due 5/25/10 (Notes B, E)	20,846,568
77,000,000	Freddie Mac Discount Notes, 0.20%, due 7/27/10 (Notes B, E)	76,962,783

		217,237,754

	REGIONAL GOVERNMENT OBLIGATIONS—1.5%
40,000,000	Province of Manitoba Canada MTN, 0.09%, due 2/22/11 (Note A)	39,946,793
19,000,000	Province of Ontario Canada MTN, 0.85%, due 11/8/10 (Note A)	19,060,905
30,000,000	Province of Ontario Canada, 3.13%, due 9/8/10 (Note A)	30,278,176

		89,285,874

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS
$300,000,000	Barclays Capital, Inc.
	• 0.19% dated 10/30/09, due 11/2/09 in the amount of $300,004,750
	• fully collateralized by a U.S. Treasury Note, coupon 3.13%
	maturity 4/30/17, value $306,000,070	$300,000,000

245,697,000	Deutsche Bank Securities Inc.
	• 0.18% dated 10/30/09, due 11/2/09 in the amount of $245,700,685
	• fully collateralized by a Fannie Mae and a Freddie Mac obligation,
	coupon range 0.00%-1.75% maturity range 10/25/10-5/7/13,
	value $250,609,055	245,697,000

225,000,000	RBC Capital Markets Corp.
	• 0.19% dated 10/30/09, due 11/2/09 in the amount of $225,003,562
	• fully collateralized by various U.S. government obligations,
	coupon range 1.25%-2.05% maturity range 6/25/12-9/11/13,
	value $229,500,035	225,000,000

	TOTAL REPURCHASE AGREEMENTS—12.6%	770,697,000

	TOTAL INVESTMENTS (Cost $6,101,953,338)—100.1%	6,101,953,338

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)	(6,444,623)

	NET ASSETS—100.0%	$6,095,508,715

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—20.9%
$50,000,000	Discount Notes, 0.14%, due 5/3/10 (Notes B, E)	$49,999,611
60,000,000	Discount Notes, 0.20%, due 8/11/10 (Notes B, E)	59,966,000
75,000,000	Discount Notes, 0.23%, due 9/20/10 (Notes B, E)	74,931,958
40,000,000	Notes, 0.17%, due 6/9/10 (Note E)	39,992,633
50,000,000	Notes, 0.20%, due 8/5/10 (Notes A, E)	50,007,334
54,945,000	Notes, 1.50%, due 9/16/10 (Note E)	55,169,655

		330,067,191

	FEDERAL FARM CREDIT BANK—16.6%
36,500,000	Notes, 0.20%, due 5/6/10	36,500,284
26,500,000	Notes, 0.40%, due 10/1/10	26,497,136
120,000,000	Notes, 0.19%, due 10/26/10 (Note B)	120,000,000
75,000,000	Notes, 0.06%, due 11/3/10 (Note B)	74,984,082
3,300,000	Notes, 0.10%, due 1/14/11 (Note B)	3,297,424

		261,278,926

	FEDERAL HOME LOAN BANK—6.2%
29,900,000	Notes, 0.55%, due 5/28/10	29,904,832
20,250,000	Notes, 0.25%, due 10/8/10 (Note A)	20,254,023
5,000,000	Notes, 0.40%, due 1/4/11	5,000,050
15,625,000	Notes, 0.75%, due 1/18/11	15,664,238
13,895,000	Notes, 1.63%, due 1/21/11	14,017,968
12,500,000	Notes, 0.25%, due 2/10/11 (Note A)	12,500,000

		97,341,111

	FREDDIE MAC—13.4%
20,000,000	Discount Notes, 0.14%, due 5/24/10 (Notes B, E)	19,998,211
20,000,000	Discount Notes, 0.18%, due 5/25/10 (Notes B, E)	19,997,667
60,000,000	Discount Notes, 0.21%, due 8/2/10 (Notes B, E)	59,968,225
50,000,000	Notes, 0.09%, due 8/10/10 (Notes A, E)	49,986,298
12,849,000	Notes, 5.13%, due 8/23/10 (Note E)	13,046,746
47,940,000	Notes, 0.34%, due 4/7/11 (Notes A, E)	47,984,512

		210,981,659

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—57.1%	899,668,887

	U.S. TREASURY OBLIGATIONS—2.8%
45,000,000	U.S. Treasury Bills, 0.18%, due 8/26/10 (Note B)	44,974,406

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—40.0%
$220,000,000	Barclays Capital Inc.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $200,003,483
	• fully collateralized by a U.S. Treasury Note, coupon 2.75%
	maturity 11/30/16, value $224,400,038	$220,000,000

245,081,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $245,084,676
	• fully collateralized by a Fannie Mae and Freddie Mac obligation,
	coupon range 0.00%-1.75% maturity range 7/27/10-5/7/13,
	value $249,763,258	245,081,000

165,000,000	RBC Capital Markets Corp.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $165,002,612
	• fully collateralized by various U.S. government obligations,
	coupon range 1.25%-2.00% maturity range 7/26/12-1/14/13,
	value $168,300,999	165,000,000

		630,081,000

	TOTAL INVESTMENTS (Cost $1,574,724,293)—99.9%	1,574,724,293

	OTHER ASSETS & LIABILITIES, NET—0.1%	1,148,145

	NET ASSETS—100.0%	$1,575,872,438

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.3%
$3,200,000	Decatur IDB Solid Waste Disp. Rev. Bonds (BP Amoco Chem. Co.)
	Ser. 1995, 0.27% (Note C)	$3,200,000
1,900,000	Infirmary Health Sys. Special Care Facs. Rev. Bonds (Health Sys. Inc Proj.)
	Ser. B, 0.28% (LOC: Deutsche Bank, AG) (Note C)	1,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.45%
	(LOC: U.S. Bank, N.A.) (Notes C, D)	4,650,000

		9,750,000

	ALASKA—2.0%
1,600,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 0.22% (Note C)	1,600,000
13,000,000	Valdez Marine Terminal Rev. Bonds (Exxon Pipelines) Ser. A, 0.22% (Note C)	13,000,000

		14,600,000

	CALIFORNIA—10.5%
3,000,000	Educational Facs. Auth. Rev. Bonds (CA Inst. Technology Proj.) Ser. B, 0.23% (Note C)	3,000,000
26,737,686	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.36% (LOC: Freddie Mac) (Notes C, D, E)	26,737,686
18,585,000	HFA Rev. Bonds, MFH, Ser. B, 0.29% (TCLF: Fannie Mae; Freddie Mac) (Notes C, E)	18,585,000
3,400,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.37%, due 5/3/10	3,400,000
2,400,000	PCFA Rev. Bonds, Ser. E, 0.22% (LOC: Bank One N.A.) (Note C)	2,400,000
5,965,000	University of CA TECP, 0.27%, due 5/13/10	5,965,000
14,000,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds,
	Ser. A-1, 0.31% (LOC: JPMorgan Chase & Co.) (Note C)	14,000,000
2,000,000	Ventura Cty. TECP, 0.26%, due 7/7/10	2,000,000
600,000	Ventura Cty. TECP, 0.32%, due 7/7/10	600,000

		76,687,686

	COLORADO—1.7%
1,080,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.40%
	(LOC: U.S. Bank, N.A.) (Note C)	1,080,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.26% (LOC: U.S. Bank, N.A.) (Note C)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.35% (LOC: Bank One, N.A.) (Note C)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.40% (LOC: Fannie Mae) (Notes C, E)	4,000,000
1,100,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.47%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,100,000

		12,080,000

	FLORIDA—2.6%
7,025,000	Alachua Cty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.34%
	(LOC: Fannie Mae) (Notes C, E)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.34% (LOC: Fannie Mae) (Notes C, E)	2,500,000
9,550,000	Miami-Dade Cty., IDA Rev. Bond, 0.37% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	9,550,000

		19,075,000

	GEORGIA—0.6%
4,600,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.37%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,600,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	ILLINOIS—4.7%
$20,918,000	Educ. Facs. Authority TECP, 0.28%, due 8/3/10 (LOC: JPMorgan Chase Bank, N.A.)	$20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation Proj.) Ser. B, 0.25%
	(LOC: Northern Trust Company) (Note C)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation. Proj.) Ser. C, 0.27%
	(LOC: Northern Trust Company) (Note C)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.29%
	(LOC: Northern Trust Company) (Note C)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.35%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 0.47% (LOC: LaSalle Bank, N.A.) (Note C)	3,630,000
400,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 0.27% (Note C)	400,000

		34,248,000

	INDIANA—2.6%
925,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.50% (LOC: US Bank, N.A.) (Note C)	925,000
12,500,000	Housing & Comm. Dev. Auth. Rev. Bonds, Ser A-2, 0.30% (LOC: Fannie Mae) (Notes A, C)	12,500,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.28%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000
2,400,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 0.27% (Note C)	2,400,000

		18,825,000

	IOWA—2.1%
8,780,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,780,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,998,000
1,540,000	Fin. Auth. Rev. Bonds (Embria Health) 0.47% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,540,000

		15,318,000

	KENTUCKY—0.6%
3,955,000	Williamstown League of Cities Funding Trust, Ser. B, 0.28%
	(LOC: U.S. Bank, N.A.) (Note C)	3,955,000

	LOUISIANA—1.4%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.40%
	(LOC: Bank of America, N.A.) (Note C)	2,789,000
7,700,000	East Baton Rouge Parish, Rev. Bonds (Exxon Proj.) 0.24% (Note C)	7,700,000

		10,489,000

	MARYLAND—1.1%
7,902,000	Maryland State Health and Higher Ed. (Pooled Land Proj.) Ser. D, 0.32% (Note C)	7,902,000

	MICHIGAN—4.8%
8,255,000	HDA Rev. Bonds (Alderwood Proj.) 0.33% (LOC: FHLB) (Note C)	8,255,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.40% (LOC: Fannie Mae) (Notes C, E)	17,700,000
8,765,000	Municipal Bond Auth., St. Aid Notes, Ser. 3, 2.50% (LOC: Scotiabank) (Note C)	8,808,608

		34,763,608

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MINNESOTA—6.5%
$1,300,000	Eden Prairie MFH Rev. Bonds, 0.43% (LOC: LaSalle Bank, N.A.) (Note C)	$1,300,000
8,800,000	City of Minnesota Rev. Bonds (Fairview Hlth Svs. Proj.) 0.26%
	(LOC: Wells Fargo & Co.) (Note C)	8,800,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.33%
	(LOC: U.S. Bank, N.A.) (Note C)	5,000,000
15,350,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.38%
	(LOC: LaSalle Bank, N.A.) (Note C)	15,350,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.38%
	(LOC: LaSalle Bank, N.A.) (Note C)	11,705,000
5,000,000	St. Paul, Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.27%
	(LOC: Wells Fargo & Co.) (Note C)	5,000,000

		47,155,000

	MISSOURI—0.8%
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.28%
	(LOC: U.S. Bank, N.A.) (Note C)	6,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.31% (LOC: BNP Paribas) (Note C)	1,500,000

	NEW JERSEY—7.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.42% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
3,000,000	EDA TECP, 0.33%, due 5/11/10	3,000,000
5,275,000	EDA TECP, 0.30%, due 7/8/10	5,275,000
35,000,000	EDA Rev. Bonds (Facilities Constr. Proj.) Ser. R-1, 0.25%
	(LOC: Bank of Nova Scotia) (Note C)	35,000,000
8,000,000	New Jersey State TRANS, 2.50%, due 6/24/10	8,023,350

		51,933,350

	NEW MEXICO—0.7%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.26%
	(LOC: State Street Bank & Trust Co.) (Note C)	5,000,000

	NEW YORK—9.8%
4,700,000	NYC Muni. Water Finance Auth. Rev. Bonds (Gen. Resolution Proj.)
	Ser. AA-1, 0.27% (Note C)	4,700,000
7,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/10	7,075,214
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	7,000,000
11,800,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note C)	11,800,000
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.27% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,000,000
3,700,000	Nassau TANS, Ser. B, 3.00%, due 10/15/10	3,744,753
2,400,000	NYC GO, Ser. F-6, 0.28% (LOC: Morgan Guaranty Trust) (Note C)	2,400,000
9,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.20%, due 5/4/10
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg;
	State Street Bank & Trust Co.)	9,000,000
9,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.23%, due 6/2/10
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank
	Baden-Wuerttemberg; State Street Bank & Trust Co.)	9,000,000
6,700,000	Sussex Cnty, TANS, 2.00%, due 8/12/10	6,731,623
5,000,000	Sussex Cnty, TANS, 1.25%, due 8/12/10	5,013,085

		71,464,675

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	OHIO—0.1%
$1,000,000	Solid Waste Rev. Bonds (BP Prods. North America) 0.28% (Note C)	$1,000,000

	OREGON—0.2%
1,440,000	EDR Bonds (Antelope Acquisition Proj.) 0.48% (LOC: US Bank, N.A.) (Note C)	1,440,000

	PENNSYLVANIA—3.8%
4,000,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.)
	Ser. B-1, 0.27% (LOC: Deutsche Bank, N.A.) (Note C)	4,000,000
7,500,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.)
	Ser. C, 0.27% (LOC: PNC Bank, N.A.) (Note C)	7,500,000
6,300,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-4, 0.32% (Note C)	6,300,000
10,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-5, 0.54% (Note C)	10,000,000

		27,800,000

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (Exxon Mobil Proj.) 0.22% (Note C)	2,500,000

	SOUTH CAROLINA—0.7%
4,985,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A, 0.48%
	(LOC: U.S. Bank, N.A.) (Note C)	4,985,000

	TEXAS—11.2%
2,000,000	Calhoun Cty. Naval IDA Rev. Bonds, 0.27% (Note C)	2,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.36%
	(LOC: Fannie Mae) (Notes C, E)	6,000,000
13,600,000	Gulf Coast IDA Rev. Bonds (Citgo Pet. Proj.) 0.27% (LOC: BNP Paribas) (Note A)	13,600,000
700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(BP Amoco Chem. Proj.) 0.27% (Note C)	700,000
20,450,000	Houston Hotel Occupancy TECP, Ser. A, 0.25% due 6/3/10
	(LOC: Bank of New York, NY)	20,450,000
1,000,000	Houston Hotel Occupancy TECP, Ser. A, 0.28% due 7/6/10
	(LOC: Bank of New York, NY)	1,000,000
3,000,000	State of Texas Public Finance TECP, 0.23%, due 6/1/10	3,000,000
30,000,000	State of Texas TRANS, 2.50%, due 8/31/10	30,203,914
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.22% (Note C)	5,000,000

		81,953,914

	UTAH—1.4%
8,265,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.40% (LOC: DEPFA Bank) (Note C)	8,265,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.30% (Note C)	1,960,000

		10,225,000

	VARIOUS STATES—4.1%
19,895,473	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.36% (LOC: Freddie Mac) (Notes C, D, E)	19,895,473
10,275,647	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.36% (LOC: Freddie Mac) (Notes C, D, E)	10,275,647

		30,171,120

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	VIRGINIA—3.8%
$28,000,000	Norfolk IDA TECP, 0.22%, due 5/5/10	$28,000,000

	WASHINGTON—5.6%
400,000	EDA Rev. Bonds (Seadrunar Proj.) 0.29% (LOC: US Bank, N.A.) (Note C)	400,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A, 0.29%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.36% (LOC: Fannie Mae) (Notes C, E)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.36% (LOC: Fannie Mae) (Notes C, E)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 0.35% (LOC: Fannie Mae) (Notes C, E)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.33% (LOC: US Bank, N.A.) (Note C)	1,600,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.36% (LOC: Fannie Mae) (Notes C, E)	2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.35% (LOC: U.S. Bank, N.A.) (Note C)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.41% (LOC: US Bank, N.A.) (Note C)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.37% (LOC: Fannie Mae) (Notes C, E)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.41%
	(LOC: US Bank, N.A.) (Note C)	800,000

		40,755,000

	WISCONSIN—5.0%
11,371,000	State of Wisconsin, TECP, 0.30%, due 8/5/10	11,371,000
25,000,000	State of Wisconsin, TECP, 2.50%, due 6/15/10	25,063,181

		36,434,181

	WYOMING—2.4%
2,200,000	Lincoln Cnty. PCR Bond (Exxon Proj.) Ser.A, 0.21% (Note C)	2,200,000
15,000,000	Student Loan Auth., Ser. A-2, 0.33% (LOC: Royal Bank of Canada) (Note C)	15,000,000

		17,200,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $727,810,534)—99.7%	727,810,534

	OTHER ASSETS & LIABILITIES, NET—0.3%	1,833,464

	NET ASSETS—100.0%	$729,643,998

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—99.3%
$4,900,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.25%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	$4,900,000
8,000,000	Dept. of Water Resources Rev. Bonds, Ser. B-1, 0.24%
	(LOC: Bank of New York Mellon (The)) (Note C)	8,000,000
10,000,000	Dept. of Water Resources Rev. Bonds, Ser. C-8, 0.28%
	(LOC: Bayerische Landesbank GZ) (Note C)	10,000,000
2,700,000	Dept. of Water Resources Rev. Bonds, Sub-Ser. F-2, 0.25%
	(LOC: JPMorgan Chase Bank) (Note C)	2,700,000
14,000,000	Econ. Rec. Bonds, Ser. C11, 0.26% (LOC: BNP Paribas) (Note C)	14,000,000
9,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.23% (Note C)	9,900,000
6,300,000	Educational Facilities TECP, 0.28%, due 6/18/10	6,300,000
25,046,527	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.36% (LOC: Freddie Mac) (Notes C, D, E)	25,046,528
10,317,791	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.36% (LOC: Freddie Mac) (Notes C, D, E)	10,317,791
5,000,000	GO Bonds, Ser. A-3, 0.28% (LOC: Bank of Montreal) (Note C)	5,000,000
6,500,000	GO Bonds (Kindergarten Proj.) Ser. A2, 0.24%
	(LOC: State Street Bank & Trust Co.) (Note C)	6,500,000
4,300,000	GO Bonds (Kindergarten Proj.) Ser. A3, 0.28%
	(LOC: State Street Bank & Trust Co.) (Note C)	4,300,000
1,400,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.) Ser. B, 0.22%
	(LOC: U.S. Bank, N.A.) (Note C)	1,400,000
5,000,000	HFA Rev. Bonds, MFH, Ser. A, 0.27% (LOC: Fannie Mae) (Notes C, E)	5,000,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.29% (LOC: Fannie Mae) (Notes C, E)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.29% (LOC: Fannie Mae) (Notes C, E)	3,000,000
2,100,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.20% (Note C)	2,100,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.35%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,800,000
1,115,000	Infrastructure & EDR Bonds, Ser. A, 0.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,115,000
1,037,000	Irvine Assessment District No. 94-13 (Oak Creek) Special Assessment Bonds,
	Ser. 1997, 0.25% (LOC: State Street Bank & Trust Co.) (Note C)	1,037,000
3,862,000	Irvine Assessment District No. 93-14, Special Assessment Bonds, 0.23%
	(LOC: Bank of America, N.A.) (Note C)	3,862,000
7,600,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.32%
	(LOC: Fannie Mae) (Notes C, E)	7,600,000
1,900,000	Long Beach Cty. TECP, 0.25%, due 6/3/10 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
5,000,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 8/12/10 (LOC: Bank of America, N.A.)	5,000,000
1,530,000	Muni. Fin. Auth. Rev. Bonds (Goodwill Inds.-Orange Cnty.) 0.35%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,530,000
3,800,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. B, 0.25%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,800,000
11,100,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.29% (Note C)	11,100,000
1,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.29%
	(LOC: JPMorgan Chase Bank) (Note C)	1,600,000
11,100,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. E, 0.22%
	(LOC: Bank One, N.A.) (Note C)	11,100,000
6,000,000	Port of Oakland TECP, 0.32%, due 6/10/10	6,000,000
4,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.27%, due 5/3/10	4,000,000
10,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.25%, due 6/2/10	10,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.26%, (LOC: Bank of America, N.A.) (Note C)	4,860,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.20%, due 5/11/10	6,500,000
3,000,000	Sacramento Yolo, Port Auth. Rev. Bonds, (CA Free Trade Project), 0.38%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$1,115,000	San Francisco Airport TECP, 0.23%, due 5/26/10	$1,115,000
4,600,000	San Jose Fin. Auth. Rev. Bonds (Civic Center Proj.) Ser. A, 0.28%
	(LOC: Bank of Nova Scotia) (Note C)	4,600,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.)
	Ser. A, 0.27% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.)
	Ser. A, 0.27% (LOC: U.S. Bank, N.A.) (Note C)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.)
	Ser. A, 0.42% (LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
1,200,000	Santa Fe Springs IDA (Metal Ctr. Proj.) Ser. A, 0.45%
	(LOC: Bank of America, N.A.) (Note C)	1,200,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.30% (LOC: Fannie Mae) (Notes C, E)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.32%
	(LOC: Fannie Mae) (Notes C, E)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.27%
	(LOC: U.S. Bank, N.A.) (Note C)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.31% (LOC: Fannie Mae) (Notes C, E)	3,600,000
14,315,000	University of CA TECP, 0.23%, due 6/2/10	14,315,000
11,550,000	Ventura Cty. TECP, 0.45%, due 7/7/10	11,550,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $274,853,319)—99.3%	274,153,319

	OTHER ASSETS AND LIABILITIES, NET—0.7%	2,025,911

	NET ASSETS—100.0%	$276,179,230

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—96.2%
$3,400,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.32%
	(LOC: Fannie Mae) (Notes C, E)	$3,400,000
1,800,000	Allegany Cnty., IDA Rev. Bonds (Atlantic Richfield Proj.) 0.28% (Note C)	1,800,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.28%, due 8/3/10	4,000,000
3,000,000	Dormitory Authority Rev. Bonds (City University) Ser. C, 0.31%
	(LOC: Bank of America, N.A.) (Note C)	3,000,000
4,800,000	Dormitory Authority Rev. Bonds (Columbia University) Ser. A, 0.23% (Note C)	4,800,000
7,800,000	Dormitory Authority Rev. Bonds (Rockefeller University) Ser. B, 0.25% (Note C)	7,800,000
3,000,000	Dormitory Authority Rev. Bonds (University of Rochester) Ser. B-1, 0.31% (Note C)	3,000,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 0.30%
	(LOC: Bank of New York, NY) (Note C)	1,700,000
2,325,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.31% (LOC: FHLB) (Note C)	2,325,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.36% (LOC: Fannie Mae) (Notes C, E)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.29% (LOC: Freddie Mac) (Notes C, E)	1,000,000
11,700,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.29% (LOC: Freddie Mac) (Notes C, E)	11,700,000
5,000,000	HFA Rev. Bonds (Bower Place Proj.) Ser. A, 0.28% (LOC: Freddie Mac) (Note C, E)	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.34% (LOC: Fannie Mae) (Notes C, E)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.31% (LOC: Fannie Mae) (Notes C, E)	2,250,000
2,700,000	LGAC Rev. Bonds, Ser B, 0.27% (LOC: Bank of Nova Scotia) (Note C)	2,700,000
5,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note C)	5,000,000
2,000,000	Long Island Power Authority TECP, 0.19%, due 5/5/10 (LOC: WestLB AG)	2,000,000
6,000,000	Metropolitan Trans. Authority RANS, 2.00%, due 12/31/10	6,064,469
6,000,000	Nassau Cty. TANS, Ser. B, 3.00%, due 10/15/10	6,072,572
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.27% (Note C)	400,000
5,000,000	Nassau Health Care Rev. Bonds, 0.27% (LOC: JPMorgan Chase & Co.) (Note C)	5,000,000
2,320,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.30%
	(LOC: Bank of America, N.A.) (Note C)	2,320,000
700,000	NYC GO Bonds, Sub-Ser. I6, 0.27% (LOC: Calsters) (Note C)	700,000
5,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.29%
	(LOC: Freddie Mac) (Notes C, E)	5,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	5,000,000
6,630,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.28%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	6,630,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.30%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,400,000
1,945,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.27% (Note C)	1,945,000
6,000,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. CC, 0.31% (Note C)	6,000,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.31%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,800,000
8,850,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music)
	Ser. A, 0.25% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,850,000
3,000,000	Onondaga Cty. Trust for Cultural Res. Rev. Bonds (Syracuse Univ. Proj.)
	Ser. A, 0.29% (LOC: Bank of America, N.A.) (Note C)	3,000,000
3,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.26%, due 9/1/10
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ;
	State Street Bank & Trust Co.)	3,000,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$600,000	Suffolk Cty. IDA Rev. Bonds (Touro College Proj.) 0.25%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	$600,000
6,000,000	Suffolk Cty. TANS, 2.00%, due 8/12/10	6,028,062
300,000	Tompkin Cty. IDA Rev. Bonds (Cornell Univ. Proj.) Ser. A-2, 0.24% (Note C)	300,000
6,075,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.26%
	(LOC: State Street Bank & Trust Co.) (Note C)	6,075,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $148,760,103)—96.2%	148,760,103

	OTHER ASSETS & LIABILITIES, NET—3.8%	5,904,708

	NET ASSETS—100.0%	$154,664,811

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — April 30, 2010 (Unaudited)

(A)	Variable rate securities. The rate shown is the current rate on April 30, 2010. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on April 30, 2010.

(D)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2010, the securities amounted to $788,292,735 or 12.9% of net assets of the Money Market Portfolio, $61,558,806 or 8.4% of net assets of the Municipal Portfolio and $35,364,319 or 12.8% of net assets of the California Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(E)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations

CDA	Community Development Authority	LGAC	Local Government Advisory Committee
DFA	Developmental Finance Authority	LIQ	Liquidity Agreement
EDA	Economic Development Authority	LOC	Letter of Credit
EDC	Economic Development Corporation	MFC	Multi-Family Certificates
EDR	Economic Development Revenue	MFH	Multi-Family Housing
FHLB	Federal Home Loan Bank	MTN	Medium Term Note
Freddie Mac	Federal Home Loan Mortgage Corp.	MUD	Municipal Urban Development
GO	General Obligation	PCFA	Pollution Control Finance Authority
GTY	Guarantee	PCR	Pollution Control Revenue Bond
HDA	Housing Development Authority	PTA	Public Transportation Authority
HDC	Housing Development Corporation	RANS	Revenue Anticipation Notes
HFA	Housing Finance Authority	TANS	Tax Anticipation Notes
HFC	Housing Finance Commission	TCLF	Temporary Credit Liquidity Facility
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
IDB	Industrial Development Board	TRANS	Tax & Revenue Anticipation Notes
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond

38

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2010 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider the approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”) at a meeting held on March 24, 2010. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2009. The Board also considered updated performance information provided to it by the Investment Manager at its March 2010 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2009 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2009, the investment management fee rate of each Portfolio, both before and after the fee waivers, was below the median investment management fee rate of its peer group.

The Board noted that each class’ total gross expense ratio was above the median total gross expense ratio of its respective peer group, except the total gross expense ratio of each of the Premium Class and the Select Class of the Money Market Portfolio was below the median total gross expense ratio of its respective peer group. The Board also noted that each class’ total net expense ratio was below the median total net expense ratio of its respective peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields, which tended to account for the differential between the relevant class’ total net expense ratio and that of its peer group.

39

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the performance of each Portfolio was generally below the median performance of its peer group. The Board also noted that, in many instances where a Portfolio underperformed its peer group, it had only slightly underperformed. The Board further observed that the conservative approach in which the Portfolios were presently being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

40

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. For the fiscal year ended October 31, 2009, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. Potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement.

41

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors”. A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD AMERITRADE, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, The Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	12	None.
		12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 66

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; and Director of George Weston Limited since May 2000.
		6/6/02
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 71

LAWRENCE J. TOAL	Director	Since	Vice Chairman and former President of the Board of Trustees of New York City Big Brothers/Big Sisters since 2000; Chairman of the Board of Trustees of Healthcare Chaplaincy from 1990 through 2009; President and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000; and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 through February 2002.	12	None.
		12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 71

42

Directors and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

JAMES E. KELLY	Director	Since	Consultant and financial services attorney since June 2002; teacher at Empire State College since 2008; senior advisor to New York State Banking Department during 2009; Chief Financial Officer of Brooklyn Academy of Music, Inc. during 2007; Consultant and Chief Operating Officer to the Health Care Chaplaincy from 2003 to 2006; Trustee of Albany Law School since 2000; and Executive Vice President and General Counsel of Dime Bancorp, Inc. from January 1998 through May 2002.	12	None.
		12/18/08
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 58

DONALD J. HERREMA	Director	Since	Financial services executive and advisor; Founder of BlackSterling Partners, LLC, since 2004; Executive Vice Chairman of Kennedy Wilson, International, since 2009; Senior Advisor of Stone Point Capital since 2008; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD from 2005 through 2006; CEO of Atlantic Trust (INVESCO) from 2001 through 2004; Chief Executive Officer of Bessemer Trust from 1993 through 2000; Trustee of Christ Church (NYC) since 1999; Trustee of Whittier College since 1995.	12	Director of Lepercq, de Neuflize and Co., since 2009.
		3/30/09
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 57

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients, since 1989.	12	None.
	and	12/12/95
c/o TDAM USA Inc.	Director
31 West 52nd Street
New York, NY 10019

Age: 77

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2010.

†††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

43

Directors and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2004, Managing Director, Relationship Management of TD Asset Management; from 2002 to 2004 Managing Director, Portfolio Management of TDAM.
Executive Officer
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 40

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President and Director and Secretary of the Investment Manager, from June 2005 through March 2008, attorney Schulte Roth and Zabel LLP, from May 2001 through May 2005, Securities Compliance Examiner, United States Securities and Exchange Commission.
and Anti-Money
c/o TDAM USA Inc.	Laundering Officer
31 West 52nd Street
New York, NY 10019

Age: 45

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
Financial Officer
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 38

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from October 2004 through September 2008, Senior Counsel, MetLife, Inc.

c/o Citi Fund Services Ohio, Inc.
100 Summer Street,
Suite 1500
Boston, MA 02110

Age: 39

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.
	Officer, Vice President	and 11/2/99
c/o TDAM USA Inc.	and Assistant Secretary
31 West 52nd Street
New York, NY 10019

Age: 50

44

TDAMSAR01

Semiannual Report April 30, 2010 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
–Institutional Class
–Institutional Service Class
–Commercial Class

TDAM Institutional Municipal Money Market Fund
–Institutional Class
–Institutional Service Class
–Commercial Class

TDAM Institutional U.S. Government Fund
–Institutional Class
–Institutional Service Class
–Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
–Institutional Service Class
–Commercial Class

TDAM Global Sustainability Fund
–Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer and	Chief Compliance Officer
Anti-Money Laundering Officer
Jack Huntington
Secretary
† Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	Citi Fund Services Ohio, Inc.
TDAM USA Inc.	3435 Stelzer Road
31 West 52nd Street	Columbus, OH 43219
New York, NY 10019

Independent Registered	Legal Counsel
Public Accounting Firm	Willkie Farr & Gallagher LLP
Ernst & Young LLP	787 Seventh Avenue
5 Times Square	New York, NY 10019
New York, NY 10036

Custodian	Independent Directors Counsel
BNY Mellon	Goodwin Procter LLP
One Wall Street	901 New York Avenue, N.W.
New York, NY 10286	Washington, DC 20001

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

3

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

The first half of the current fiscal year which ended April 30, 2010 was positive for financial markets despite some volatility. Equities continued to advance from the multi-year lows reached a year ago amid signs an economic recovery appears to be taking hold. Bonds gained, as well, led by corporate issues, as credit spreads narrowed further from the historically wide margins witnessed towards the end of 2008.

Market sentiment received a further boost from U.S. Federal Reserve Chairman Ben Bernanke’s expressed view that the U.S. economy, though improving, still needs low interest rates to nurse the recovery along.

On the whole, U.S. data continued to support improvement in economic activity this year. The economy expanded at an annualized rate of 3.0% in the first quarter of this calendar year, following 5.6% growth in the fourth quarter of 2009 and 2.2% in the third quarter of 2009. Consumer spending, exports and business investment in equipment and software were all key contributors to overall growth.

The labor market appears to have turned the corner, with a better-than-expected 290,000 jobs created in April, the biggest monthly increase since early 2006. It was the fourth consecutive month that the economy added jobs, bringing the year-to-date gain to 573,000. The jobs growth failed to lower the unemployment rate, however; it rose to 9.9% from 9.7% in March as better job prospects encouraged more people to re-enter the work force.

Manufacturing, a key leading economic indicator, expanded for a ninth straight month in April, with an ISM index reading of 60.4, the highest since June 2004. At the same time, housing data is stabilizing, and inflation remains tame. The annual overall inflation rate was 2.2% in April, while the more closely watched annual core rate – excluding volatile energy and food prices – came in at just 0.9%, the smallest increase since January 1966.

Encouraging as the generally positive trend in data is, however, several recent developments have combined to cloud the economic outlook. One is the regulatory pressures that the financial sector is currently experiencing. Investors are cautiously awaiting the outcome of the financial reform bill working its way through Congress, and the Securities and Exchange Commission’s pending lawsuit against Goldman Sachs for fraud related to subprime mortgages also could have broader implications.

More critical, though, is the rising government debt burden, and how it might impact economic growth and asset prices. The fiscal and economic challenges that Greece and other European countries are dealing with today are current examples of the consequences of high sovereign debt. And Europe is not alone; countries like Japan, the United Kingdom, and the United States of America also have large and rising debt burdens.

While the European Union and IMF (International Monetary Fund) financial support package appeared to offer some immediate relief to Greece, global investors seem unconvinced that this will be enough, and concerns that the European crisis could grow appeared to have weighed on markets since April.

As markets oscillate between optimism and concern about the sustainability of the recovery, risk assets such as equities and safe-haven securities like U.S. treasuries moved in and out of favor. More recently, treasuries have won the day, despite a strengthening economy and supply concerns as the government issues a record amount of notes and bonds to fund its stimulus programs. Still, for the six months, corporate bonds continued to outperform government bonds, as spreads tightened further. The Barclays Capital US Aggregate Bond Index gained 2.5% over the period.

4

Equities continued to outperform bonds. The S&P 500 Index rallied 15.7% for the six months, with all 10 sectors advancing, led by economically sensitive sectors such as consumer discretionary, industrials and materials. The index was up 38.8% from a year ago.

While domestically signs are mounting that we are on the road to recovery, investors have recently questioned the sustainability of the global economic rebound. Policy makers are considering the need to remove monetary stimulus in light of the prospects for improving economic activity and rising inflation expectations. But given the risks from the uncertainty in other areas of the world, they are likely to proceed cautiously so as not to derail the recovery.

On balance, it is likely that a sustainable recovery could be quite muted, and inflation may stay subdued for some time.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 1, 2010

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Investing in the TDAM Global Sustainability Fund involves risk, including possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

For Institutional Investor Use Only.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2009 through April 30, 2010.)

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/09	Ending Account Value 4/1/10	Annualized Expense Ratios 11/1/09 to 4/30/10	Expense Paid During Period* 11/1/09 to 4/30/10

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,000.30	0.17%	$0.84
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.20	0.17%	0.84
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM Institutional Money Market Fund – Commercial Class

Actual	1,000.00	1,000.20	0.17%	0.75	[1]
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM Institutional Municipal Money Market Fund – Institutional Class

Actual	1,000.00	1,000.20	0.19%	0.52	[2]
Hypothetical (5% Return before expenses)	1,000.00	1,023.85	0.19%	0.95

TDAM Institutional Municipal Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.00	0.24%	0.66	[2]
Hypothetical (5% Return before expenses)	1,000.00	1,023.60	0.24%	1.20

TDAM Institutional Municipal Money Market Fund – Commercial Class

Actual	1,000.00	1,000.00	0.22%	0.96	[3]
Hypothetical (5% Return before expenses)	1,000.00	1,023.70	0.22%	1.10

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,000.20	0.12%	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12%	0.60

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.12%	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12%	0.60

TDAM Institutional U.S. Government Fund – Commercial Class

Actual	1,000.00	1,000.10	0.12%	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12%	0.60

TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.10%	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.10%	0.50

TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class

Actual	1,000.00	1,000.10	0.11%	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11%	0.55

TDAM Global Sustainability Fund – Institutional Class

Actual	1,000.00	1,016.20	0.80%	4.00
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80%	4.01

TDAM Short-Term Investment Fund

Actual	1,000.00	999.50	0.35%	1.74
Hypothetical (5% Return before expenses)	1,000.00	1,023.06	0.35%	1.76

TDAM Short-Term Bond Fund

Actual	1,000.00	1,012.10	0.43%	2.15
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43%	2.16

*	Expenses are equal to the Funds’ or respective classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one half year period.)

1

TDAM Institutional Money Market Fund Commercial Class commenced operations on November 19, 2009. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 162/365.

2

TDAM Institutional Municipal Money Market Fund Institutional Service Class commenced operations on January 20, 2010. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 100/365.

3

TDAM Institutional Municipal Money Market Fund Commercial Class commenced operations on November 23, 2009. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 100/365.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/10 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***

Tax equivalent yields for the Institutional Class, Institutional Service Class and Commercial Class of the Institutional Municipal Money Market Fund are 0.17%, 0.02% and 0.02%, respectively. This is assuming a 2010 maximum tax rate of 35% federal for the Institutional Municipal Money Market Fund.

8

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/10 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

9

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/10 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s total investments. All of the securities of the Short-Term Investment Fund and Short-Term Bond Fund are in the top tier of credit quality.

*	Fund composition is subject to change.

10

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

11

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$241,943,299	$52,271,521	$751,471,093	$320,684,350

Investments in securities, at value	$165,373,299	$52,271,521	$463,523,093	$124,951,350
Repurchase agreements, at value (Note 2)	76,570,000	—	287,948,000	195,733,000
Cash	249	298,013	77	301
Foreign currency (Cost $0; $0; $0; $0; $152,166; $0; $0)	—	—	—	—
Interest receivable	279,614	29,147	285,267	1,014
Receivable for capital shares sold	—	—	—	—
Receivable for investment securities sold	—	3,100,000	—	—
Due from Investment Manager	—	5,831	—	—
Reclaim receivable	—	—	—	—
Prepaid expenses	18,257	8,788	65,880	79,365

TOTAL ASSETS	242,241,419	55,713,300	751,822,317	320,765,030

LIABILITIES
Payable to Investment Manager and its affiliates (Note 3)	8,735	—	69,057	14,218
Dividends payable to shareholders	5,117	5,244	17,773	2,261
Payable for securities purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	—
Accrued expenses	—	—	35,022	26,668

TOTAL LIABILITIES	13,852	5,244	121,852	43,147

NET ASSETS	$242,227,567	$55,708,056	$751,700,465	$320,721,883

Net assets consist of:
Paid—in—capital ($.0001 par value common stock, 5 billion, 4 billion,
3 billion and 5 billion shares authorized, respectively)	$242,227,584	$55,708,120	$751,700,703	$320,720,290
Undistributed (distributions in excess of) net investment income	—	—	—	—
Accumulated net realized gains (losses) from security transactions	(17)	(64)	(238)	1,593
Net unrealized appreciation on security transactions	—	—	—	—
Net unrealized depreciation on foreign currency transactions	—	—	—	—

Net assets, at value	$242,227,567	$55,708,056	$751,700,465	$320,721,883

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A

	($72,804,856 ÷ 72,805,072 shares)	($39,341,970 ÷ 39,342,012 shares)	($286,793,849 ÷ 286,793,933 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00

	($88,619,884 ÷ 88,619,339 shares)	($16,058,146 ÷ 16,058,162 shares)	($270,281,814 ÷ 270,281,964 shares)	($78,271,520 ÷ 78,268,415 shares)

Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00

	($80,802,827 ÷ 80,803,173 shares)	($307,940 ÷ 307,946 shares)	($194,624,802 ÷ 194,624,806 shares)	($242,450,363 ÷ 242,451,875 shares)

Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A

Please see accompanying notes to financial statements.

12

	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$10,035,031	$10,348,360	$50,988,794

Investments in securities, at value	$12,004,800	$10,258,025	$50,910,966
Repurchase agreements, at value (Note 2)	—	92,000	598,000
Cash	80,196	50	235
Foreign currency (Cost $0; $0; $0; $0; $152,166; $0; $0)	150,683	—	—
Interest receivable	19,566	42,429	414,661
Receivable for capital shares sold	—	—	7,559,728
Receivable for investment securities sold	43,917	—	279
Due from Investment Manager	6,232	8,644	—
Reclaim receivable	11,423	—	—
Prepaid expenses	17,030	3,885	3,750

TOTAL ASSETS	12,333,847	10,405,033	59,487,619

LIABILITIES
Payable to Investment Manager and its affiliates (Note 3)	—	—	2,632
Dividends payable to shareholders	—	987	58,630
Payable for securities purchased	102,548	—	7,807,931
Payable for capital shares redeemed	—	—	35,358
Accrued expenses	29,284	31,463	34,695

TOTAL LIABILITIES	131,832	32,450	7,939,246

NET ASSETS	$12,202,015	$10,372,583	$51,548,373

Net assets consist of:
Paid—in—capital ($.0001 par value common stock, 5 billion, 4 billion, 3 billion and
5 billion shares authorized, respectively)	$9,124,643	$10,743,625	$50,893,605
Undistributed (distributions in excess of) net investment income	44,803	—	—
Accumulated net realized gains (losses) from security transactions	1,064,453	(372,707)	134,596
Net unrealized appreciation on security transactions	1,969,769	1,665	520,172
Net unrealized depreciation on foreign currency transactions	(1,653)	—	—

Net assets, at value	$12,202,015	$10,372,583	$51,548,373

Institutional Class net asset value, redemption price and offering price per share (Note 2)	13.02	N/A	N/A

	($12,202,015 ÷ 937,195 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Commercial Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Net asset value, redemption price and offering price per share (Note 2)	N/A	$9.84	$10.22

		($10,372,583 ÷ 1,053,644 shares)	($51,548,373 ÷ 5,044,235 shares)

13

Statements of Operations
For the Period Ended April 30, 2010 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund*	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest income	$290,559	$45,759	$603,488	$174,649	$—	$25,902	$430,836
Dividend Income (net of
withholding tax $0; $0; $0;
$0; $10,238; $0 and $0)	—	—	—	—	109,494	—	—

	$290,559	$45,759	$603,488	$174,649	$109,494	$25,902	$430,836

EXPENSES
Distribution fees (Note 3)	264,340	10,440	500,566	451,987	—	—	—
Shareholder servicing fees
(Note 3)	220,416	17,838	655,530	298,153	—	—	—
Investment management
fees (Note 3)	133,187	19,002	391,464	148,978	36,732	11,759	49,938
Directors’ fees (Note 4)	13,342	9,815	13,342	13,510	13,115	13,329	13,326
Transfer agent fees	39,836	17,784	68,198	41,152	16,892	16,528	18,060
Professional fees	24,212	18,540	35,378	25,523	17,806	18,552	19,176
Custody fees	12,283	4,284	19,797	9,257	2,806	4,978	5,526
Registration fees	11,594	1,999	27,429	21,988	14,282	3,963	3,800
Shareholder reports and
mailing	12,031	5,663	8,224	7,066	13,576	6,620	6,746
Pricing fees	—	2,603	—	2,055	2,137	—	—
Other expenses	13,264	4,879	26,061	8,010	4,865	8,367	12,789

TOTAL EXPENSES	744,505	112,847	1,745,989	1,027,679	122,211	84,096	129,361
Fees waived/expenses
reimbursed by the
Investment Manager
and its affiliates (Note 3)	(520,900)	(73,796)	(1,262,512)	(867,931)	(73,207)	(63,657)	(43,469)

NET EXPENSES	223,605	39,051	483,477	159,748	49,004	20,439	85,892

NET INVESTMENT INCOME	66,954	6,708	120,011	14,901	60,490	5,463	344,944

NET REALIZED GAINS
(LOSSES) FROM
Security Transactions	—	(64)	—	1,667	1,062,241	1,183	134,602
Foreign currency Transactions	—	—	—	—	2,212	—	—

NET UNREALIZED APPRECIATION
(DEPRECIATION) ON
Security Transactions	—	—	—	—	(937,042)	(3,928)	19,184
Foreign currency Transactions	—	—	—	—	(1,687)	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$66,954	$6,644	$120,011	$16,568	$186,214	$2,718	$498,730

*	Fund commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

14

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund

	Period Ended April 30, 2010* (Unaudited)	Year Ended October 31, 2009	November 23, 2009** to April 30, 2010 (Unaudited)	Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

OPERATIONS:
Net investment income	$66,954	$715,188	$6,708	$120,011	$1,948,605
Net realized gains (losses) from security
transactions	—	664	(64)	—	1

Net increase in net assets from operations	66,954	715,852	6,644	120,011	1,948,606

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income
Institutional Class	(22,888)	(406,163)	(5,896)	(41,200)	(1,242,319)
Institutional Service Class	(11,039)	(309,025)	(520)	(41,145)	(703,512)
Commercial Class	(33,027)	—	(292)	(37,666)	(2,386)
From net realized gain on security
transactions
Institutional Class	(203)	(188)	—	—	(1,716)
Institutional Service Class	(78)	(224)	—	—	(1,382)
Commercial Class	(345)	—	—	—	(4)

Total dividends and distributions to
shareholders	(67,580)	(715,600)	(6,708)	(120,011)	(1,951,319)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Institutional Class:
Proceeds from shares sold	223,077,902	543,696,961	65,752,929	336,029,944	630,937,235
Shares issued in reinvestment of dividends	207	187	—	—	1,700
Payments for shares redeemed	(272,192,893)	(501,222,582)	(26,410,917)	(318,838,263)	(725,376,991)

Net increase (decrease) in net assets from
Institutional Class shares	(49,114,784)	42,474,566	39,342,012	17,191,681	(94,438,056)

Institutional Service Class:
Proceeds from shares sold	140,666,973	200,064,885	36,482,942	336,603,550	629,431,402
Shares issued in reinvestment of dividends	786	1,259	—	3,676	10,013
Payments for shares redeemed	(97,817,752)	(252,615,846)	(20,424,780)	(353,124,333)	(692,130,710)

Net increase (decrease) in net assets from
Institutional Service Class shares	42,850,007	(52,549,702)	16,058,162	(16,517,107)	(62,689,295)

Commercial Class:
Proceeds from shares sold	206,023,701	—	7,349,603	332,038,145	258,608,334
Shares issued in reinvestment of dividends	33,374	—	292	32,099	2,390
Payments for shares redeemed	(125,253,902)	—	(7,041,949)	(368,126,236)	(27,929,926)

Net increase (decrease) in net assets from
Commercial Class shares	80,803,173	—	307,946	(36,055,992)	230,680,798

Net increase (decrease) in net assets from
capital share transactions	74,538,396	(10,075,136)	55,708,120	(35,381,418)	73,553,447

TOTAL INCREASE (DECREASE) IN
NET ASSETS	74,537,770	(10,074,884)	55,708,056	(35,381,418)	73,550,734

NET ASSETS:
Beginning of period	167,689,797	177,764,681	—	787,081,883	713,531,149

End of period	$242,227,567	$167,689,797	$55,708,056	$751,700,465	$787,081,883

*	Commercial Class commenced Operations on November 19, 2009.

**	Commencement of operations. The Institutional Class and the Institutional Service Class commenced operation on January 20, 2010 and the Commercial Class commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

15

Statements of Changes in Net Assets

	TDAM Institutional Treasury Obligations Money Market Fund		TDAM Global Sustainability Fund

	Period Ended April 30, 2010 (Unaudited)	Period ended October 31, 2009*	Period Ended April 30, 2010 (Unaudited)	Period ended October 31, 2009**
OPERATIONS:
Net investment income	$14,901	$16,203	$60,490	$145,751
Net realized gains from security and foreign
currency transactions	1,667	5,799	1,064,453	655,176
Net change in unrealized appreciation (depreciation) from
security and foreign currency transactions	—	—	(938,729)	2,906,845

Net increase in net assets from operations	16,568	22,002	186,214	3,707,772

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—	(196,332)	—
Institutional Service Class	(5,859)	(14,861)	—	—
Commercial Class	(9,042)	(1,342)	—	—
From net realized gain on security transactions
Institutional Class	—	—	(620,282)	—
Institutional Service Class	(3,255)	—	—	—
Commercial Class	(2,618)	—	—	—

Total dividends and distributions to shareholders	(20,774)	(16,203)	(816,614)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	—	275,522	10,050,150
Shares issued in reinvestment of dividends	—	—	807,909	—
Payments for shares redeemed	—	—	(2,008,938)	—

Net increase (decrease) in net assets from Institutional
Class shares	—	—	(925,507)	10,050,150

Institutional Service Class ($1.00 per share):
Proceeds from shares sold	119,367,039	576,661,828	—	—
Shares issued in reinvestment of dividends	678	3,048	—	—
Payments for shares redeemed	(168,283,234)	(449,480,944)	—	—

Net increase (decrease) in net assets from Institutional
Service Class shares	(48,915,517)	127,183,932	—	—

Commercial Class ($1.00 per share):
Proceeds from shares sold	366,736,474	165,981,291	—	—
Shares issued in reinvestment of dividends	6,720	1,342	—	—
Payments for shares redeemed	(246,433,921)	(43,840,031)	—	—

Net increase in net assets from Commercial Class shares	120,309,273	122,142,602	—	—

Net increase (decrease) in net assets from capital share
transactions	71,393,756	249,326,534	(925,507)	10,050,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,389,550	249,332,333	(1,555,907)	13,757,922

NET ASSETS:
Beginning of period	249,332,333	—	13,757,922	—

End of period	$320,721,883	$249,332,333	$12,202,015	$13,757,922

Undistributed net investment income	$—	$—	$44,803	$180,645

SHARE TRANSACTIONS:
Shares sold	N/A	N/A	20,338	1,004,112
Shares issued in reinvestment of dividends	N/A	N/A	59,190	—
Shares redeemed	N/A	N/A	(146,445)	—

Net capital share transactions	N/A	N/A	(66,917)	1,004,112

*	Fund commenced operations on November 3, 2008.

**	Fund commenced operations on March 25, 2009.

Please see accompanying notes to financial statements.

16

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund

	Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$5,463	$103,481	$344,944	$784,519
Net realized gains (losses) from security transactions	1,183	(373,889)	134,602	295,000
Net change in unrealized appreciation (depreciation)
from security transactions	(3,928)	366,148	19,184	663,967

Net increase in net assets from operations	2,718	95,740	498,730	1,743,486

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,492)	(103,452)	(345,522)	(783,941)
From net realized gain on security transactions	—	(1,067)	(235,996)	—

Total dividends and distributions to shareholders	(5,492)	(104,519)	(581,518)	(783,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,761,006	936,978	16,572,302	27,189,612
Shares issued in reinvestment of dividends	2,840	36,964	—	311,057
Payments for shares redeemed	(3,975,329)	(17,366,245)	(1,154,477)	(13,305,795)

Net increase (decrease) in net assets from capital
share transactions	(211,483)	(16,392,303)	15,417,825	14,194,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	(214,257)	(16,401,082)	15,335,037	15,154,419

NET ASSETS:
Beginning of period	10,586,840	26,987,922	36,213,336	21,058,917

End of period	$10,372,583	$10,586,840	$51,548,373	$36,213,336

Undistributed net investment income	$—	$29	$—	$578

SHARE TRANSACTIONS:
Shares sold	381,827	95,152	1,622,919	2,678,276
Shares issued in reinvestment of dividends	289	3,754	—	30,815
Shares redeemed	(403,640)	(1,764,054)	(113,250)	(1,305,202)

Net capital share transactions	(21,524)	(1,665,148)	1,509,669	1,403,889

Please see accompanying notes to financial statements.

17

Financial Highlights

For the six-month period ended April 30, 2010 (Unaudited) and years or periods ended October 31, For a Share Outstanding Throughout the Periods

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[5]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

TDAM Institutional Money Market Fund
Institutional Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$72,804,856	0.17	%‡	0.20	%‡	0.05	%‡	N/A
2009	$1.00	$0.005		$0.000	*	$0.005		$(0.005)	$(0.000	)*	$(0.005)	$1.00	0.48%	$121,919,843	0.24%[6]		0.27%		0.42%		N/A
2008	$1.00	$0.028		$0.002		$0.030		$(0.030)	$—		$(0.030)	$1.00	3.09%	$79,445,274	0.20%		0.20%		2.84%		N/A
2007	$1.00	$0.045		$—		$0.045		$(0.045)	$—		$(0.045)	$1.00	4.57%	$78,362,273	0.20	%‡	0.25	%‡	5.16	%‡	N/A

Institutional Service Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.02%	$88,619,884	0.17	%‡	0.45	%‡	0.05	%‡	N/A
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.31%	$45,769,954	0.44%		0.52%		0.43%		N/A
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$—		$(0.027)	$1.00	2.83%	$98,319,407	0.46%		0.46%		2.65%		N/A
2007	$1.00	$0.043		$—		$0.043		$(0.043)	$—		$(0.043)	$1.00	4.35%	$55,429,925	0.45	%‡	0.50	%‡	4.91	%‡	N/A

Commercial Class[7]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.02%	$80,802,827	0.17	%‡	0.85	%‡	0.05	%‡	N/A

TDAM Institutional Municipal Money Market Fund
Institutional Class[8]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$39,341,970	0.19	%‡	0.35	%‡	0.05	%‡	N/A

Institutional Service Class[8]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.00%	$16,058,146	0.24	%‡	0.60	%‡	0.01	%‡	N/A

Commercial Class[9]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.00%	$307,940	0.22	%‡	1.67	%‡	0.01	%‡	N/A

TDAM Institutional U.S. Government Fund
Institutional Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$286,793,849	0.12	%‡	0.15	%‡	0.03	%‡	N/A
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.33%	$269,602,168	0.17%		0.17%		0.38%		N/A
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$(0.000	)*	$(0.027)	$1.00	2.81%	$364,041,732	0.14%		0.14%		2.75%		N/A
2007	$1.00	$0.044		$—		$0.044		$(0.044)	$—		$(0.044)	$1.00	4.52%	$297,808,605	0.16	%‡	0.16	%‡	5.10	%‡	N/A

Institutional Service Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$270,281,814	0.12	%‡	0.40	%‡	0.03	%‡	N/A
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.21%	$286,798,921	0.30%		0.42%		0.23%		N/A
2008	$1.00	$0.025		$0.000	*	$0.025		$(0.025)	$(0.000	)*	$(0.025)	$1.00	2.55%	$349,489,417	0.39%		0.39%		2.50%		N/A
2007	$1.00	$0.042		$—		$0.042		$(0.042)	$—		$(0.042)	$1.00	4.30%	$199,216,136	0.41	%‡	0.41	%‡	4.85	%‡	N/A

Commercial Class[3]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$194,624,802	0.12	%‡	0.80	%‡	0.03	%‡	N/A
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.08%	$230,680,794	0.18	%‡	0.86	%‡	0.04	%‡	N/A

TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$78,271,520	0.10	%‡	0.39	%‡	0.01	%‡	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$0.000 *	$1.00	0.02%	$127,189,418	0.16	%‡	0.51	%‡	0.01	%‡	N/A

Commercial Class[3]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$242,450,363	0.11	%‡	0.88	%‡	0.01	%‡	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$0.000 *	$1.00	0.02%	$122,142,915	0.11	%‡	0.87	%‡	0.01	%‡	N/A

TDAM Global Sustainability Fund[4]
Institutional Class
2010	$13.70	$0.066		$0.188		$0.254		$(0.213)	$(0.721)		$(0.934)	$13.02	1.62%	$12,202,015	0.80	%‡	2.00	%‡	0.99	%‡	27%
2009	$10.00	$0.145		$3.555		$3.700		$—	$—		$—	$13.70	37.00%	$13,757,922	0.80	%‡	1.83	%‡	1.95	%‡	27%

TDAM Short-Term Investment Fund[1]
2010	$9.85	$0.005		$(0.010)		$(0.005)		$(0.005)	$—		$(0.005)	$9.84	(0.05)%	$10,372,583	0.35	%‡	1.43	%‡	0.09	%‡	292%
2009	$9.85	$0.061		$(0.014)		$0.047		$(0.047)	$(0.000	)*	$(0.047)	$9.85	0.48%	$10,586,840	0.35%		1.07%		0.62%		402%
2008	$9.98	$0.304		$(0.119)		$0.185		$(0.315)	$—		$(0.315)	$9.85	1.86%	$26,987,922	0.35%		0.82%		3.05%		0%
2007	$10.00	$0.441		$(0.021)		$0.420		$(0.440)	$—		$(0.440)	$9.98	4.27%	$17,172,672	0.35	%‡	1.37	%‡	5.09	%‡	0%

TDAM Short-Term Bond Fund[1]
2010	$10.25	$0.087		$0.036		$0.123		$(0.088)	$(0.065)		$(0.153)	$10.22	1.21%	$51,548,373	0.43	%‡	0.65	%‡	1.73	%‡	39%
2009	$9.88	$0.281		$0.379		$0.660		$(0.290)	$—		$(0.290)	$10.25	6.76%	$36,213,336	0.43%		0.68%		2.78%		122%
2008	$10.02	$0.407		$(0.139)		$0.268		$(0.408)	$—		$(0.408)	$9.88	2.67%	$21,058,917	0.43%		0.85%		4.04%		29%
2007	$10.00	$0.411		$0.017		$0.428		$(0.408)	$—		$(0.408)	$10.02	4.37%	$18,535,917	0.43	%‡	1.60	%‡	4.73	%‡	39%

*	Amount represents less than $0.001 per share.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized.

1	Fund or Class commenced operations on December 18, 2006.

2	Class commenced operations on November 3, 2008.

3	Class commenced operations on November 14, 2008.

4	Fund commenced operations on March 25, 2009.

5	Based on average shares outstanding during the period.

6	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

7	Class commenced operations on November 19, 2009.

8	Class commenced operations on January 20, 2010.

9	Fund or class commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

Each of the Institutional Money Market Fund (Institutional Class and Institutional Service Class), Institutional U.S. Government Fund (Institutional Class and Institutional Service Class), Short-Term Investment Fund and Short-Term Bond Fund commenced operations on December 18, 2006. The Institutional Service Class of the Institutional Treasury Obligations Money Market Fund commenced operations on November 3, 2008. The Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund commenced operations on November 14, 2008. The Global Sustainability Fund commenced operations on March 25, 2009. The Commercial Class of the Institutional Money Market Fund commenced operations on November 19, 2009. The Commercial Class of the Institutional Municipal Money Market Fund commenced operations on November 23, 2009. The Institutional Class and Institutional Service Class of the Institutional Municipal Money Market Fund commenced operations on January 20, 2010.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), as of 5:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Global Sustainability Fund’s, Short-Term Investment Fund’s and Short-Term Bond Fund’s NAV per share is computed generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Global Sustainability Fund, Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

The Global Sustainability Fund may use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use Interactive Data as a third party fair valuation vendor. Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

As of April 30, 2010, the total market value of securities valued in accordance with Fair Value Procedures was $4,963,107 or 40.7% of net assets of the Global Sustainability Fund.

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and fair valued prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

With respect to the Global Sustainability Fund, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Global Sustainability Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

Each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2010, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2. For details of investment classifications,

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

reference the Schedule of Investments. The table below sets forth information about the level within the fair value hierarchy at which the Global Sustainability Fund investments are measured at April 30, 2010:

Investments in Securities	Level 1	Level 2*	Level 3	Total
Common Stock
Australia	$—	$186,014	$—	$186,014
Belgium	104,841	—	—	104,841
Brazil	218,644	—	—	218,644
Canada	1,037,674	—	—	1,037,674
China	197,432	—	—	197,432
Denmark	—	146,512	—	146,512
Finland	—	52,572	—	52,572
France	—	361,858	—	361,858
Germany	—	399,065	—	399,065
Hong Kong	—	93,000	—	93,000
Italy	—	241,190	—	241,190
Japan	—	410,493	—	410,493
Netherlands	—	141,038	—	141,038
Norway	—	224,948	—	224,948
Spain	—	170,008	—	170,008
Switzerland	—	809,768	—	809,768
United Kingdom	349,933	1,726,641	—	2,076,574
United States	5,133,169	—	—	5,133,169

Total Common Stock	$7,041,693	$4,963,107	$—	$12,004,800

*	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For the period ended April 30, 2010, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2010, there were no open forward foreign currency exchange contracts.

Investment Income — Interest income including accretion and amortization of discounts and premiums on securities is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, are declared and paid annually. With respect to all Funds, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the

23

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2010 (Unaudited)

Institutional Money Market Fund, Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Investment Manager has voluntarily agreed to waive all or a portion of its fee payable under the Investment Management Agreement and/or to pay or reimburse each Fund or Class, as the case may be, for all or a portion of such Fund’s or Class’ expenses not otherwise required to be borne or reimbursed by the Investment Manager (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitation shown in the table below.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Global Sustainability Fund
Institutional Class	0.80%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager at any time. The Voluntary Waivers may not apply to extraordinary expenses.

With the exception of the Global Sustainability Fund, any amount waived or paid by the Investment Manager pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market, Institutional Municipal Money Market, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc., TD Bank, N.A. and TD Wealth Management Services, Inc. (“TDWMSI”) and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TDWMSI, an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TDWMSI under the Shareholder Services Agreement.

For the period ended April 30, 2010, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratios will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
Institutional Money Market Fund	$133,187	$(36,767)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	55,203	(54,989)
Commercial Class	N/A	N/A	264,340	(264,340)	165,213	(164,804)

Institutional Municipal Money
Market Fund	19,002	(48,547)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	13,010	(10,818)
Commercial Class	N/A	N/A	10,440	(10,440)	4,828	(3,991)

Institutional U.S. Government Fund	391,464	(110,546)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	342,794	(340,457)
Commercial Class	N/A	N/A	500,566	(500,566)	312,736	(310,943)

Institutional Treasury Obligations
Money Market Fund	148,978	(117,790)	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	121,136	(121,136)
Commercial Class	N/A	N/A	451,987	(451,987)	177,017	(177,018)

Global Sustainability Fund
Institutional Class	36,732	(73,207)	N/A	N/A	N/A	N/A

Short-Term Investment Fund	11,759	(63,657)	N/A	N/A	N/A	N/A

Short-Term Bond Fund	49,938	(43,469)	N/A	N/A	N/A	N/A

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

All fees are earned, waived and reimbursed at the Class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of April 30, 2010, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Potential Amount of Recovery	Expiration
Institutional Money Market Fund	$43,402	2011
Institutional Municipal Money Market Fund	43,499	2012
Institutional Treasury Obligations Money Market Fund	67,347	2011
Short-Term Investment Fund	63,657	2012
	119,743	2011
	99,754	2010
Short-Term Bond Fund	43,469	2012
	71,137	2011
	82,590	2010

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the period ended April 30, 2010 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Purchases		Sales & Maturities
Fund	U.S. Gov’t	Other	U.S. Gov’t	Other
Global Sustainability Fund	$—	$3,281,204	$—	$5,061,150
Short-Term Investment Fund	9,373,346	—	6,420,834	—
Short-Term Bond Fund	12,745,206	7,060,103	10,346,970	4,735,154

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

26

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to net investment losses and have been reclassified to/from the following accounts during the fiscal year ended October 31, 2009:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
Global Sustainability Fund	$34,894	$(34,894)

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2009 and October 31, 2008, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Institutional Money Market Fund	2009	$—	$715,600	$—	$715,600
	2008	—	5,596,891	—	5,596,891
Institutional U.S. Government Fund	2009	—	1,951,319	—	1,951,319
	2008	—	14,327,354	—	14,327,354
Institutional Treasury Obligations	2009	—	16,203	—	16,203
Money Market Fund	2008	—	—	—	—
Global Sustainability Fund	2009	—	—	—	—
	2008	—	—	—	—
Short-Term Investment Fund	2009	—	103,559	960	104,519
	2008	—	644,634	—	644,634
Short-Term Bond Fund	2009	—	783,941	—	783,941
	2008	—	796,909	—	796,909

27

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2010 (Unaudited)

As of October 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money
Market Fund	$10,415	$—	$—	$—	$(9,806)	$609
Institutional U.S.
Government Fund	16,598	—	—	—	(16,836)	(238)
Institutional Treasury
Obligations Money
Market Fund	7,992	—	—	—	(2,193)	5,799
Global Sustainability Fund	800,927	—	—	2,906,845	—	3,707,772
Short-Term
Investment Fund	619	—	(373,889)	5,593	(591)	(368,268)
Short-Term
Bond Fund	233,618	57,900	—	500,988	(54,950)	737,556

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

Expires October 31, 2017
Short-Term Investment Fund	$373,889

During the year ended October 31, 2009, the Short-Term Bond Fund utilized $59,010 of capital loss carryforwards to offset capital gains.

At April 30, 2010, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2010, were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Global Sustainability Fund	$10,035,031	$2,225,296	$(255,527)	$1,969,769
Short-Term Investment Fund	10,348,360	3,081	(1,416)	1,665
Short-Term Bond Fund	50,988,794	530,025	(9,853)	520,172

Note 7 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in

28

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2010 (Unaudited)

the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

Note 8 — Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 9 — Subsequent Event

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date of the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of April 30, 2010.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—30.0%
$1,000,000	Australia & New Zealand Banking Group, 0.26%, due 11/19/10	$1,000,000
3,000,000	Australia & New Zealand Banking Group, 0.26%, due 12/20/10	3,000,000
3,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 7/12/10	3,000,030
3,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 12/29/10	3,000,201
1,000,000	Bank of Nova Scotia, 1.00%, due 6/10/10	1,000,000
2,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	2,000,000
1,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	1,000,040
3,500,000	Barclays Bank PLC, 0.26%, due 7/26/10	3,500,000
2,000,000	Barclays Bank PLC, 0.32%, due 9/13/10	2,000,000
2,000,000	BNP Paribas, NY, 0.20%, due 5/18/10	2,000,000
1,000,000	Canadian Imperial Bank, 0.28%, due 10/22/10	1,000,000
2,000,000	Commonwealth Bank of Australia, NY, 0.17%, due 5/25/10	2,000,000
3,000,000	Commonwealth Bank of Australia, NY, 0.24%, due 7/15/10	3,000,000
1,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	1,000,000
3,000,000	Credit Agricole, S.A., 0.31%, due 7/13/10	3,000,000
3,000,000	Credit Agricole, S.A., 0.29%, due 1/28/11	3,000,226
2,000,000	Deutsche Bank, NY, 0.24%, due 5/28/10	2,000,000
2,000,000	Deutsche Bank, NY, 0.22%, due 6/22/10	2,000,000
2,000,000	Lloyds TSB Bank, 0.22%, due 5/24/10	2,000,000
2,000,000	National Bank of Australia, NY, 0.75%, due 7/14/10	2,000,000
2,000,000	National Bank of Canada, NY, 0.27%, due 5/4/10	2,000,000
3,000,000	National Bank of Canada, NY, 0.27%, due 6/7/10	3,000,000
1,600,000	National Bank of Canada, NY, 0.33%, due 11/2/10	1,600,000
3,000,000	Rabobank Nederland, NY, 0.24%, due 6/9/10	3,000,016
3,000,000	Royal Bank of Canada, NY, 0.25%, due 12/14/10	3,000,000
3,000,000	Svenska Handelsbanken, NY, 0.20%, due 5/27/10	3,000,000
1,500,000	Svenska Handelsbanken, NY, 0.23%, due 6/21/10	1,500,000
3,000,000	Svenska Handelsbanken, NY, 0.26%, due 7/14/10	3,000,000
3,000,000	Westpac Banking Corp., NY, 0.25%, due 5/24/10	3,000,038
1,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.27%, due 9/20/10	1,000,000
2,000,000	Westpac Banking Corp., NY, 0.28%, due 9/27/10	2,000,075
3,000,000	Westpac Banking Corp., NY, 0.28%, due 1/19/11	3,000,219

		72,600,845

	COMMERCIAL PAPER

	ASSET-BACKED—1.2%
3,000,000	Old Line Funding LLC, 0.26%, due 7/20/10 (LOC: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	2,998,267

	BANKS—6.2%
3,000,000	Australia & New Zealand Banking Group, 0.19%, due 5/17/10 (Note C)	2,999,753
3,000,000	Australia & New Zealand Banking Group, 0.23%, due 7/7/10 (Note C)	2,998,744
2,000,000	Bank of Montreal, 0.21%, due 5/24/10	1,999,732
1,000,000	Caisse Centrale Desjardins, 0.21%, due 5/28/10 (Note C)	999,843
1,000,000	Caisse Centrale Desjardins, 0.27%, due 7/22/10 (Note C)	999,396
2,000,000	JPMorgan Chase Funding, 0.21%, due 5/24/10	1,999,732
1,000,000	Lloyds TSB Bank, 0.21%, due 5/11/10	999,943
2,000,000	Westpac Banking Corp., NY, 0.20%, due 6/8/10 (Note C)	1,999,578

		14,996,721

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED—5.1%
$2,450,000	ING (US) Funding LLC, 0.22%, due 5/7/10 (GTY: ING Bank N.V.)	$2,449,909
1,000,000	ING (US) Funding LLC, 0.22%, due 5/21/10 (GTY: ING Bank N.V.)	999,878
2,000,000	National Australia Funding, 0.17%, due 5/17/10 (LOC: National Australia Bank) (Note C)	1,999,849
1,000,000	Santander Central Hispano Finance, 0.65%, due 6/3/10 (GTY: WestLB AG)	999,404
2,000,000	Santander Central Hispano Finance, 0.28%, due 7/21/10 (GTY: WestLB AG)	1,998,740
2,000,000	Santander Central Hispano Finance, 0.31%, due 8/18/10 (GTY: WestLB AG)	1,998,123
2,000,000	Societe Generale, N.A., 0.25%, due 5/17/10 (GTY: Societe Generale)	1,999,778

		12,445,681

	INDUSTRIAL & OTHER COMMERCIAL PAPER—4.6%
3,000,000	General Electric Capital Corp., 0.28%, due 7/19/10	2,998,157
3,000,000	Total Capital Canada, 0.19%, due 5/19/10 (Note C)	2,999,715
5,000,000	University of California, Board of Regents, 0.30%, due 6/10/10	4,998,333

		10,996,205

	TOTAL COMMERCIAL PAPER—17.1%	41,436,874

	CORPORATE OBLIGATIONS

	BANKS—7.8%
3,000,000	Credit Agricole, S.A., 0.30%, due 5/28/10 (Note A)	3,000,099
4,500,000	National Bank of Australia, NY, Ser.A, 8.60%, due 5/19/10	4,518,389
2,400,000	Rabobank Nederland, 0.65%, due 5/19/10 (Note A)	2,400,520
1,000,000	Rabobank Nederland, 0.38%, due 10/11/10 (Note A)	999,660
3,000,000	Santander U.S. Debt, 0.36%, due 7/23/10 (Note A)	3,000,340
1,000,000	Wachovia Corp., MTN, 1.15%, due 5/14/10 (Note A)	1,000,231
4,000,000	Wells Fargo & Co, 0.47%, due 8/20/10 (Note A)	4,002,466

		18,921,705

	FINANCIALS—4.6%
4,000,000	General Electric Capital Corp., 0.31%, due 5/10/10 (Note A)	4,000,062
3,000,000	Toyota Motor Credit Corp., MTN, 0.35%, due 8/17/10 (Note A)	3,001,422
1,000,000	Toyota Motor Credit Corp., MTN, 0.20%, due 9/10/10 (Note A)	1,000,000
3,000,000	Toyota Motor Credit Corp., MTN, 0.25%, due 1/10/11 (Note A)	3,000,000

		11,001,484

	TOTAL CORPORATE OBLIGATIONS—12.4%	29,923,189

	U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
2,500,000	Fannie Mae, 0.17%, due 6/9/10 (Note B)	2,499,540
3,000,000	Freddie Mac, 0.20%, due 7/27/10 (Note B)	2,998,550

		5,498,090

	REGIONAL GOVERNMENT OBLIGATIONS—2.4%
1,000,000	Province of Ontario Canada, MTN, 0.85%, due 11/8/10 (Note A)	1,003,205
4,870,000	Province of Ontario Canada, 3.13%, due 9/8/10	4,916,941

		5,920,146

	U.S. TREASURY OBLIGATIONS—4.1%
2,000,000	U.S. Treasury Bill, 0.17%, due 8/5/10 (Note B)	1,999,095
8,000,000	U.S. Treasury Bill, 0.19%, due 8/26/10 (Note B)	7,995,060

		9,994,155

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—31.6%
$30,000,000	Barclays Capital Inc.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $30,000,475
	• fully collateralized by a $30,604,900 U.S. Treasury Note, coupon rate 1.00%,
	maturity 4/30/12, value $30,600,003	$30,000,000
36,570,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $36,570,549
	• fully collateralized by a $37,369,000 Fannie Mae, coupon 0.00%,
	maturity 12/1/10, value $37,301,736	36,570,000
10,000,000	RBC Capital Markets Corp.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $100,000,158
	• fully collateralized by a $10,217,000 U.S. government obligation, coupon 0.00%,
	maturity 11/23/11, value $10,200,040	10,000,000

		76,570,000

	TOTAL INVESTMENTS (Cost $241,943,299)—99.9%	241,943,299

	OTHER ASSET AND LIABILITIES, NET—0.1%	284,268

	NET ASSETS—100.0%	$242,227,567

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.8%
$1,000,000	Infirmary Health System Rev. Bonds, Ser. B, (Special Care Facilities Financing Auth.)
	0.28% (LOC: Deutsche Bank A.G.) (Note F)	$1,000,000

	CALIFORNIA—10.4%
100,000	HFA Rev. Bonds, Ser. B, 0.29%, (LOC: Fannie Mae) (Note F)	100,000
2,500,000	Riverside Tetter TECP, 0.27%, due 5/3/10	2,500,000
1,000,000	San Francisco City & County Airports Commission Rev. Bonds,
	Ser. A-1, 0.31% (LOC: JPMorgan Chase Bank) (Note F)	1,000,000
200,000	Santa Clara County, El Camino Hosp. Dist. Fac. Auth. Rev. Bonds,
	Ser. A, (Med. Ctr. Proj.) 0.31% (LOC: State Street Corp.) (Note F)	200,000
2,000,000	State University TECP, 0.27%, due 5/13/10	2,000,000

		5,800,000

	CONNECTICUT—2.9%
1,600,000	HEFA Rev. Bonds, Ser. V-2, (Yale University) 0.21% (Note F)	1,600,000

	FLORIDA—4.5%
2,500,000	Miami-Dade County, IDA Rev. Bonds, (Prof. Mod.) 0.37%
	(LOC: JPMorgan Chase Bank) (Note F)	2,500,000

	ILLINOIS—0.2%
100,000	Fin. Auth. Rev. Bonds, Ser. C, 0.27% (LOC: Northern Trust Co.) (Note F)	100,000

	INDIANA—5.4%
500,000	City of Whiting Rev. Bonds, (BP Products N.A.) 0.27% (Note F)	500,000
2,500,000	HDA Rev. Bonds, Ser. A2, 0.30% (LOC: Fannie Mae) (Note F)	2,500,000

		3,000,000

	LOUISIANA—2.2%
1,200,000	City of Baton Rouge, Parish of East Baton Rouge Rev. Bonds, (EXXON Proj.)
	0.24% (Note F)	1,200,000

	MINNESOTA—5.9%
1,700,000	City of Eden Prairie Rev. Bonds, Ser. A, (Eden Prairie Leased) 0.43%
	(LOC: LaSalle Bank N.A.) (Note F)	1,700,000
1,600,000	St. Paul & Ramsey County HDA Rev. Bonds, Ser. A, (St. Paul Leased Housing)
	0.38% (LOC: LaSalle Bank N.A.) (Note F)	1,600,000

		3,300,000

	MISSISSIPPI—4.1%
2,300,000	HDA Rev. Bonds, Ser. B, 0.40% (LOC: Fannie Mae) (Note F)	2,300,000

	MONTANA—0.5%
300,000	City of Forsyth Rev. Bonds, (Pacificorp. Proj.) 0.31% (LOC: BNP Paribas) (Note F)	300,000

	NEW JERSEY—4.1%
2,300,000	NJ Economic TECP, 0.30%, due 7/8/10	2,300,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	NEW YORK—15.9%
$300,000	Albany IDA Rev. Bonds, Ser. A, (South Mall Towers Proj.), 0.32%, (Note F)	$300,000
300,000	County of Nassau GO, Ser. B, 3.00%	303,629
300,000	County of Suffolk GO, 2.00%	301,402
400,000	Dormitory Auth. Rev. Bonds, Ser. B, (Cornell University) 0.24% (Note F)	400,000
100,000	HFA Rev. Bonds, (Union Square South Hsg.) 0.29% (Note F)	100,000
200,000	Liberty Dev. Corp. Rev. Bonds, Ser. A, (World Trade Center Proj.) 0.50% (Note F)	200,000
2,000,000	Metropolitan PTA Rev. Bonds, 2.00%	2,021,490
300,000	NYC Capital Resources Corp. Rev. Bonds, Ser. B, (Enhanced Assistance), 0.30%,
	(LOC: Bank of America, N.A.) (Note F)	300,000
500,000	NYC GO, Ser. I, 0.27% (LOC: California State Retirement) (Note F)	500,000
2,000,000	NYC HDA Rev. Bonds, Ser. A, (Atlantic Court Apts.) 0.29% (Note F)	2,000,000
905,000	NYC IDA Rev. Bonds, (MSMC Realty Corp. Proj.) 0.28%
	(LOC: JPMorgan Chase Bank) (Note F)	905,000
200,000	NYC Trust for Cultural Resources Rev. Bonds, Ser. A, (Manhattan School Musical)
	0.25% (LOC: Wells Fargo Bank N.A.) (Note F)	200,000
1,300,000	Power Authority GO, 0.26% (Note F)	1,300,000

		8,831,521

	OHIO—0.7%
400,000	State of Ohio Rev. Bonds, (North America Project) 0.28% (Note F)	400,000

	OKLAHOMA—3.6%
1,500,000	Oklahoma City Water Utilities TECP, 0.24%, due 7/15/10	1,500,000
500,000	Oklahoma City Water Utilities TECP, 0.30%, due 7/15/10	500,000

		2,000,000

	PENNSYLVANIA—6.6%
2,000,000	Allegheny County Hospital Dev. Auth. Rev. Bonds, Ser. B-1,
	(University of Pittsburgh) 0.27% (LOC: Deutsche Bank A.G.) (Note F)	2,000,000
1,700,000	Berks County Municipal Auth. Rev. Bonds, Ser. A-4, (Reading Hosp. & Med. Center)
	0.32% (Note F)	1,700,000

		3,700,000

	RHODE ISLAND—0.9%
500,000	Indus. Facilities Corp. Rev. Bonds, (EXXON Proj.) 0.22% (Note F)	500,000

	SOUTH CAROLINA—1.1%
600,000	Three Rivers Solid Waste Auth., Ser. A, 0.48% (LOC: U.S. Bank N.A.) (Note F)	600,000

	TEXAS—10.6%
400,000	Calhoun County Port Auth. Rev. Bonds, 0.27% (Note F)	400,000
1,000,000	Gulf Coast Waste Disposal Auth. Rev. Bonds, (AMOCO Oil Proj.) 0.27% (Note F)	1,000,000
2,500,000	Houston TECP, 0.25%	2,500,000
1,000,000	Port Corpus Christi IDA Rev. Bonds, (CITGO Petroleum Corp. Proj.) 0.27%
	(LOC: BNP Paribas) (Note F)	1,000,000
1,000,000	Public Finance TECP, 0.29%,	1,000,000

		5,900,000

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	UTAH—7.2%
$2,300,000	City of Park City Rev. Bonds, (U.S. Ski & Snowboard Assn.) 0.30%
	(LOC: Wells Fargo Bank N.A.) (Note F)	$2,300,000
1,700,000	Utah Hsg. Corp. Rev. Bonds, (Hsg. Pointe Apts. Proj.) 0.40%
	(LOC: U.S. Bank N.A.) (Note F)	1,700,000

		4,000,000

	VIRGINIA—4.7%
640,000	Norfolk EDA Rev. Bonds, Ser. A, (Sentara Healthcare) 0.23% (Note F)	640,000
2,000,000	Norfolk Industrial TECP, 0.22%, due 5/5/10	2,000,000

		2,640,000

	WYOMING—0.5%
300,000	County of Uinta Rev. Bonds, (AMOCO Oil Proj.) 0.22% (Note F)	300,000

	TOTAL MUNICIPAL OBLIGATIONS—93.8%	52,271,521

	TOTAL INVESTMENTS (Cost $52,271,521)—93.8%	52,271,521

	OTHER ASSETS AND LIABILITIES, NET—6.2%	3,436,535

	NET ASSETS—100.0%	$55,708,056

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—24.6%
$25,000,000	Discount Notes, 0.14%, due 5/3/10 (Notes B, D)	$24,999,806
20,000,000	Discount Notes, 0.17%, due 6/9/10 (Notes B, D)	19,996,317
30,000,000	Discount Notes, 0.21%, due 8/9/10 (Notes B, D)	29,982,500
40,000,000	Discount Notes, 0.20%, due 8/11/10 (Notes B, D)	39,977,333
25,000,000	Discount Notes, 0.23%, due 9/20/10 (Notes B, D)	24,977,319
25,000,000	Notes, 0.30%, due 8/5/10 (Note D)	25,003,667
20,000,000	Notes, 1.50%, due 9/16/10 (Note D)	20,081,774

		185,018,716

	FEDERAL FARM CREDIT BANK—14.5%
5,500,000	Notes, 0.20%, due 5/26/10 (Note A)	5,500,043
20,000,000	Notes, 0.40%, due 10/1/10	19,997,839
30,000,000	Notes, 0.19%, due 10/26/10 (Note A)	30,000,000
50,000,000	Notes, 0.15%, due 11/3/10 (Note A)	49,989,388
3,000,000	Notes, 0.10%, due 1/14/11 (Note A)	2,997,658

		108,484,928

	FEDERAL HOME LOAN BANK—6.3%
5,000,000	Notes, 0.55%, due 5/28/10	5,000,808
25,000,000	Notes, 1.06%, due 7/13/10	25,043,060
5,000,000	Notes, 0.25%, due 10/8/10	5,000,993
12,500,000	Notes, 0.25%, due 2/10/11 (Note E)	12,500,000

		47,544,861

	FREDDIE MAC—16.3%
2,000,000	Notes, 0.19%, due 7/12/10 (Notes A, D)	2,000,028
50,000,000	Notes, 0.09%, due 8/10/10 (Notes A, D)	49,988,941
20,000,000	Notes, 5.13%, due 8/23/10 (Note D)	20,307,800
200,000	Notes, 0.39%, due 1/28/11 (Notes A, D)	200,169
10,000,000	Discount Notes, 0.18%, due 5/25/10 (Notes B, D)	9,998,833
40,000,000	Discount Notes, 0.21%, due 8/2/10 (Notes B, D)	39,978,817

		122,474,588

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—61.7%	463,523,093

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—38.3%
$100,000,000	Barclays Capital Inc.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $100,001,583
	• fully collateralized by a $102,016,400 U.S. Treasury Bond, coupon 1.00%,
	maturity 4/30/12, value $102,000,077	$100,000,000
87,948,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $87,949,319
	• fully collateralized by various U.S. government obligations,
	coupon range 0.00%-2.37%, maturity range 7/6/10-3/14/14,
	value $89,707,654	87,948,000
100,000,000	RBC Capital Markets Corp.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $100,001,583
	• fully collateralized by various U.S. government obligations,
	coupon range 2.00%-2.17%, maturity range 1/14/13-10/28/13,
	value $102,000,515	100,000,000

		287,948,000

	TOTAL INVESTMENTS (Cost $751,471,093)—100.0%	751,471,093

	OTHER ASSETS AND LIABILITIES, NET—0.0%	229,372

	NET ASSETS—100.0%	$751,700,465

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—39.0%
$10,000,000	U.S. Treasury Bill, 0.16%, due 5/20/10 (Note B)	$9,999,156
15,000,000	U.S. Treasury Bill, 0.14%, due 5/27/10 (Note B)	14,998,489
10,000,000	U.S. Treasury Bill, 0.13%, due 6/24/10 (Note B)	9,998,043
10,000,000	U.S. Treasury Bill, 0.12%, due 7/1/10 (Note B)	9,998,051
10,000,000	U.S. Treasury Bill, 0.12%, due 7/8/10 (Note B)	9,997,724
5,000,000	U.S. Treasury Bill, 0.14%, due 7/22/10 (Note B)	4,998,406
5,000,000	U.S. Treasury Bill, 0.15%, due 7/29/10 (Note B)	4,998,140
5,000,000	U.S. Treasury Bill, 0.18%, due 8/5/10 (Note B)	4,997,673
10,000,000	U.S. Treasury Bill, 0.21%, due 9/9/10 (Note B)	9,992,377
10,000,000	U.S. Treasury Bill, 0.24%, due 10/7/10 (Note B)	9,989,400
10,000,000	U.S. Treasury Bill, 0.24%, due 10/28/10 (Note B)	9,988,225
10,000,000	U.S. Cash Management Bill, 0.14%, due 6/10/10 (Note B)	9,998,444
10,000,000	U.S. Cash Management Bill, 0.11%, due 6/17/10 (Note B)	9,998,629
5,000,000	U.S. Cash Management Bill, 0.14%, due 7/15/10 (Note B)	4,998,593

		124,951,350

	REPURCHASE AGREEMENTS—61.0%
75,733,000	Barclays Capital Inc.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $75,734,199
	• fully collateralized by a $77,260,100 U.S. Treasury Note, coupon 1.00%,
	maturity 4/30/12, value $77,247,738	75,733,000
70,000,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $70,001,050
	• fully collateralized by various U.S. Treasury obligations,
	coupon range 3.87%-8.50%, maturity range 2/29/12-2/15/20,
	value $71,400,065	70,000,000
50,000,000	RBC Capital Markets Corp.
	• 0.19% dated 4/30/10, due 5/3/10 in the amount of $50,000,792
	• fully collateralized by a $45,588,300 U.S. Treasury Note, coupon 4.62%
	maturity 11/15/16, value $51,000,022	50,000,000

		195,733,000

	TOTAL INVESTMENTS (Cost $320,684,350)—100.0%	320,684,350

	OTHER ASSETS AND LIABILITIES, NET—0.0%	37,533

	NET ASSETS—100.0%	$320,721,883

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2010 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—1.5%
8,400	Australia & New Zealand Banking Group Ltd.	$186,014

	BELGIUM—0.9%
68,400	Hansen Transmissions International NV*	104,841

	BRAZIL—1.8%
18,800	Banco Santander ADR*	218,644

	CANADA—8.5%
10,700	5N Plus*	57,929
791,000	Azure Dynamics Corp.*	210,227
161,800	BioteQ Environmental Tech*	117,858
24,100	Boralex, Cl A*	225,604
93,000	Carmanah Technologies Corp.*	61,335
6,400	Kinross Gold*	122,217
4,000	Royal Bank of Canada, Montreal*	242,504

		1,037,674

	CHINA—1.6%
7,400	Duoyuan Global Water ADR*	197,432

	DENMARK—1.2%
2,400	Vestas Wind Systems*	146,512

	FINLAND—0.4%
4,300	Nokia OYJ	52,572

	FRANCE—3.0%
1,170	BNP Paribas	80,366
1,690	Saft Groupe SA	61,392
4,100	Sechilienne-Sidec	132,133
2,800	Veolia Environnement	87,967

		361,858

	GERMANY—3.3%
1,900	Allianz SE	217,835
800	Deutsche Bank AG	55,840
3,400	E.ON AG	125,390

		399,065

	HONG KONG—0.8%
9,500	China Mobile Ltd.	93,000

	ITALY—2.0%
58,400	Landi Renzo SpA	241,190

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2010 (Unaudited)

SHARES		VALUE

	JAPAN—3.4%
5,200	Asahi Holdings	$88,250
7,100	Daiseki Co Ltd	156,480
1,900	East Japan Railway Co	127,119
1,000	Toyota Motor Corp	38,644

		410,493

	NETHERLANDS—1.2%
4,200	Koninklijke Philips Electronics NV	141,038

	NORWAY—1.8%
9,300	StatoilHydro ASA	224,948

	SPAIN—1.4%
4,200	Gamesa Corp Tecnologica SA	51,611
1,400	Red Electrica Corp SA	66,334
2,300	Telefonica SA	52,063

		170,008

	SWITZERLAND—6.5%
4,100	Credit Suisse Group AG	188,242
3,700	Nestle SA	181,103
4,300	Novartis AG	219,306
1,400	Roche Holding AG	221,117

		809,768

	UNITED KINGDOM—17.0%
14,400	BG Group	243,343
7,900	BHP Billiton	241,136
12,200	Diageo	208,026
18,400	HSBC Holdings	187,314
7,100	Johnson Matthey	188,782
22,600	Man Group	83,414
6,400	National Grid	61,701
6,770	Rio Tinto	349,933
11,700	Rotork	251,116
18,000	Tesco	119,362
64,300	Vodafone Group	142,447

		2,076,574

	UNITED STATES—42.1%
3,100	3M Co.*	274,877
9,200	A123 Systems*	114,632
2,500	Agnico Eagle Mines	158,554
900	Clean Harbors Inc.	57,087
11,400	Cisco Systems*	306,888
3,400	Coca-Cola Co.	181,730
3,600	Commerzbank AG	184,176
300	First Solar*	43,065
2,900	Flowserve Corp.	332,282
900	FPL Group	46,845
16,800	General Electric Co.	316,848

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2010 (Unaudited)

SHARES		VALUE

	UNITED STATES—42.1% (continued)
11,400	Intel Corp	$260,262
2,400	International Business Machines Corp.	309,600
3,500	Itron	278,635
7,500	Kraft Foods	222,000
11,400	LKQ Corp.*	240,084
3,600	NIKE	273,276
4,500	Northeast Utilities	125,055
1,600	Ormat Technologies	50,976
2,800	PG&E Corp.	122,640
3,200	Praxair	268,064
5,800	Procter & Gamble Co.	360,528
3,200	Quest Diagnostics	182,912
4,000	Schlumberger Ltd.	285,680
5,800	Staples	136,473

		5,133,169

	TOTAL COMMON STOCK—98.4%	12,004,800

	TOTAL INVESTMENTS (Cost $10,035,031)—98.4%	12,004,800

	OTHER ASSETS AND LIABILITIES, NET—1.6%	197,215

	NET ASSETS—100.0%	$12,202,015

Please see accompanying notes to financial statements.

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CERTIFICATES OF DEPOSIT—35.7%
$500,000	Banco Bilbao Vizcaya Argentina, due 12/29/10 (Note A)	0.27	$499,870
500,000	Barclays Bank PLC, due 6/10/10	1.00	500,397
500,000	Barclays Bank PLC, due 7/26/10 (Note A)	0.26	499,954
500,000	BNP Paribas, due 4/15/11 (Note A)	0.33	499,772
200,000	Credit Agricole, S.A., due 7/13/10	0.31	199,983
200,000	National Australia Bank Ltd., due 7/14/10	0.75	200,170
400,000	National Bank of Canada, due 11/2/10 (Note A)	0.33	399,764
500,000	Rabobank Nederland NV, due 6/9/10 (Note A)	0.24	499,955
200,000	Westpac Banking Corp., due 9/15/10	0.57	200,137
200,000	Westpac Banking Corp., due 1/19/11 (Note A)	0.28	200,013

			3,700,015

	CORPORATE OBLIGATIONS—17.4%
300,000	Credit Agricole, S.A., due 5/28/10 (Notes A, C)	0.30	299,996
300,000	General Electric Capital Corp., due 5/10/10 (Note A)	0.31	300,004
300,000	National Australia Bank Ltd., Ser. A, due 5/19/10	8.60	300,966
200,000	Toyota Motor Credit Corp., MTN, due 8/17/10 (Note A)	0.35	199,955
200,000	Toyota Motor Credit Corp., MTN, due 9/10/10 (Note A)	0.20	199,925
500,000	Wells Fargo & Co., MTN, due 8/20/10 (Note A)	0.47	500,307

			1,801,153

	COMMERCIAL PAPER

	BANKS—4.8%
500,000	Australia & New Zealand Banking Group, due 10/19/10 (Note B)	0.61	499,405

	DOMESTIC/FOREIGN BANK SUPPORTED—2.9%
300,000	Santander Central Hispano Finance (Delaware) Inc., due 6/3/10
	(GTY: WestLB AG) (Note B)	0.65	299,940

	TOTAL COMMERCIAL PAPER—7.7%		799,345

	REGIONAL GOVERNMENT OBLIGATIONS—4.9%
500,000	Province of Ontario, due 9/8/10	3.13	504,873

	U.S. GOVERNMENT AGENCY OBLIGATIONS—4.8%
500,000	Federal Farm Credit Bank, due 10/1/10	0.40	500,303

	U.S. TREASURY OBLIGATIONS—28.4%
2,900,000	U.S. Treasury Note, due 6/15/12	1.88	2,952,336

	REPURCHASE AGREEMENT—0.9%
92,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $92,001
	• fully collateralized by a $91,600 U.S. Treasury note, coupon 3.25%
	maturity 7/31/16, value $93,849	0.18	92,000

	TOTAL INVESTMENTS (Cost $10,348,360)—99.8%		10,350,025

	OTHER ASSETS AND LIABILITIES, NET—0.2%		22,558

	NET ASSETS—100.0%		$10,372,583

Please see accompanying notes to financial statements.

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—17.2%
$452,000	Bank of America Corp., due 9/15/12	4.88	$476,191
254,000	Bank of America Corp., due 5/15/14	7.38	286,091
750,000	Bank of America Corp., MTN, due 6/15/12 (Note G)	3.13	779,627
300,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	325,080
250,000	Bank of Nova Scotia, due 3/5/12 (Note A)	0.50	249,885
500,000	Barclays Bank, due 9/12/12	5.45	539,017
1,000,000	Canadian Imperial Bank, due 2/4/13 (Note C)	2.00	1,009,649
408,000	Deutsche Bank, due 5/20/13	4.88	437,999
250,000	National Australia Bank, Ltd., due 2/1/12 (Notes A,C)	0.50	249,914
800,000	Rabobank Nederland, due 8/17/12 (Note C)	2.65	823,718
1,100,000	Regions Bank, MTN, due 12/9/11 (Note G)	3.25	1,140,341
670,000	Royal Bank of Canada, due 7/20/11	5.65	707,507
510,000	U.S. Bank, N.A., due 8/1/11	6.38	542,071
1,000,000	Wells Fargo Bank, NA, due 6/15/12 (Note G)	2.13	1,021,043
253,000	Wells Fargo Bank, NA, due 8/26/11	5.30	265,481

			8,853,614

	FINANCIALS—17.5%
500,000	Arden Realty LP, due 11/15/10	8.50	519,080
529,000	BP Capital Markets PLC, due 3/10/12	3.13	547,726
196,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	221,396
1,000,000	Citigroup Inc., due 12/9/11 (Note G)	2.88	1,031,560
625,000	Credit Suisse (USA) Inc., due 1/15/12	6.50	678,289
225,000	ERP Operating LP, due 3/15/12	6.63	243,986
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note A)	0.38	344,254
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note A)	0.39	530,009
500,000	General Electric Capital Corp., MTN, due 3/12/12 (Note G)	2.25	511,341
900,000	GMAC Inc., due 10/30/12 (Note G)	1.75	907,633
700,000	JPMorgan Chase & Co., due 10/1/12	5.38	761,171
1,150,000	JPMorgan Chase & Co., due 12/1/11 (Note G)	3.13	1,190,480
500,000	JPMorgan Chase & Co., MTN, due 2/26/13 (Note A)	0.89	501,358
510,000	Metropolitan Life Global Funding I, due 8/13/12 (Notes A,C)	0.47	501,689
500,000	Metropolitan Life Global Funding I, due 9/17/12 (Note C)	2.88	509,636

			8,999,608

	FOREIGN GOVERNMENTS—2.0%
250,000	Export Development Canada, MTN, due 3/19/12	2.38	256,232
250,000	Province of British Columbia, due 5/30/13	4.30	267,890
500,000	Province of Ontario, due 7/15/13	3.50	524,212

			1,048,334

	GAS TRANSMISSION—2.1%
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	388,751
605,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	688,587

			1,077,338

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	INDUSTRIALS—12.4%
$500,000	Alberta Energy Co. Ltd., due 9/15/10	7.65	$511,057
770,000	Apache Corp., due 4/15/12	6.25	839,990
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	539,976
511,000	Comcast Corp., due 11/15/10	5.45	522,562
350,000	Comcast Corp., due 3/15/11	5.50	363,413
630,000	Conoco Funding Co., due 10/15/11	6.35	676,994
509,000	CVS Caremark Corp., due 8/15/11	5.75	537,496
267,000	CVS Caremark Corp., due 9/15/14	4.88	286,635
600,000	Kellogg Co., Ser. B, due 4/1/11	6.60	630,074
600,000	Kraft Foods Inc., due 11/1/11	5.63	635,455
259,000	Kraft Foods Inc., due 6/1/12	6.25	283,797
115,000	McDonald’s Corp., MTN, Ser. G., due 3/1/12	5.75	124,259
375,000	Tyco International Finance SA, due 11/15/13	6.00	418,662

			6,370,370

	TELECOMMUNICATION SERVICES—1.4%
200,000	AT&T Corp., due 11/15/11	7.30	218,167
250,000	AT&T Inc., due 3/15/11	6.25	261,786
250,000	AT&T Inc., due 2/1/12	5.88	269,025

			748,978

	UTILITY SERVICES—3.3%
325,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	358,430
750,000	Pacific Gas & Electric Co., due 3/1/11	4.20	770,874
535,000	Virginia Electric and Power Co., due 11/30/12	5.10	582,980

			1,712,284

	TRANSPORTATION SERVICES—1.8%
612,000	Union Pacific Corp., due 1/15/11	6.65	635,537
300,000	Union Pacific Corp., due 1/15/12	6.13	323,863

			959,400

	TOTAL CORPORATE OBLIGATIONS—57.7%		29,769,926

	U.S. TREASURY OBLIGATIONS—33.4%
1,350,000	U.S. Treasury Note, due 12/31/10	0.88	1,354,799
1,425,000	U.S. Treasury Note, due 8/31/11	4.63	1,501,092
2,700,000	U.S. Treasury Note, due 11/15/11	1.75	2,743,138
1,500,000	U.S. Treasury Note, due 2/15/12	1.38	1,513,653
4,150,000	U.S. Treasury Note, due 6/15/12	1.88	4,224,895
1,875,000	U.S. Treasury Note, due 12/15/12	1.13	1,866,943
4,010,000	U.S. Treasury Note, due 3/15/13	1.38	4,001,539

			17,206,059

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—6.0%
$125,000	Fannie Mae, due 8/15/11 (Note D)	3.63	$129,610
725,000	Fannie Mae, due 9/28/12 (Note D)	2.00	728,798
1,783	Fannie Mae, due 1/1/13 (Note D)	6.50	1,921
920	Fannie Mae, due 3/1/13 (Note D)	6.50	991
31,276	Fannie Mae, due 7/1/13 (Note D)	7.50	33,203
54,937	Fannie Mae, due 3/1/14 (Note D)	6.50	59,190
1,424	Fannie Mae, due 4/1/14 (Note D)	6.00	1,533
1,446	Fannie Mae, due 8/1/14 (Note D)	6.00	1,559
4,897	Fannie Mae, due 11/1/14 (Note D)	7.00	5,283
1,168	Fannie Mae, due 12/1/14 (Note D)	6.50	1,260
2,402	Fannie Mae, due 3/1/15 (Note D)	7.50	2,631
6,381	Fannie Mae, due 3/1/15 (Note D)	7.50	6,971
120,522	Fannie Mae, due 4/1/15 (Note D)	7.50	132,053
9,112	Fannie Mae, due 4/1/15 (Note D)	8.00	9,990
37,956	Fannie Mae, due 5/1/15 (Note D)	6.50	40,941
35,582	Fannie Mae, due 6/1/15 (Note D)	8.00	38,894
117,806	Fannie Mae, due 6/1/15 (Note D)	8.00	129,158
38,925	Fannie Mae, due 9/1/15 (Note D)	8.00	42,027
32,963	Fannie Mae, due 11/1/15 (Note D)	8.00	36,139
57,443	Fannie Mae, due 12/1/15 (Note D)	7.00	62,240
2,411	Fannie Mae, due 1/1/16 (Note D)	7.00	2,619
11,892	Fannie Mae, due 1/1/16 (Note D)	6.50	12,827
21,020	Fannie Mae, due 2/1/16 (Note D)	6.50	22,673
9,127	Fannie Mae, due 6/1/16 (Note D)	7.50	10,001
1,136	Fannie Mae, due 8/1/16 (Note D)	6.50	1,204
68,103	Fannie Mae, due 9/1/16 (Note D)	7.00	73,984
2,003	Fannie Mae, due 3/1/17 (Note D)	6.50	2,166
205,958	Fannie Mae, due 9/1/17 (Note D)	6.00	222,616
21,544	Fannie Mae, due 6/1/23 (Note D)	5.50	23,046
650,000	Federal Farm Credit Bank, due 8/25/11	3.88	676,685
16,271	Freddie Mac, due 6/1/14 (Note D)	6.50	17,312
5,503	Freddie Mac, due 7/1/14 (Note D)	6.50	5,934
1,661	Freddie Mac, due 8/1/14 (Note D)	6.50	1,791
23,122	Freddie Mac, due 9/1/14 (Note D)	6.50	24,651
10,102	Freddie Mac, due 6/1/16 (Note D)	9.00	11,268
9,576	Freddie Mac, due 2/1/17 (Note D)	8.00	10,665
32,936	Freddie Mac, due 4/1/17 (Note D)	6.50	35,653
499	Freddie Mac, due 8/1/17 (Note D)	6.00	539
3,785	Ginnie Mae, due 9/15/13	7.50	3,971
43,428	Ginnie Mae, due 2/15/14	6.00	46,934
48,999	Ginnie Mae, due 6/15/14	5.50	52,731
32,995	Ginnie Mae, due 10/15/14	6.50	35,610
18,272	Ginnie Mae, due 4/15/16	6.50	19,734
208,873	Ginnie Mae, due 12/15/16	6.00	225,928
3,635	Ginnie Mae, due 5/15/17	6.50	3,924
89,110	Ginnie Mae, due 6/15/18	6.00	96,123
755	Ginnie Mae, due 7/15/29	6.50	835

			3,105,816

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	MUNICIPAL OBLIGATIONS—1.6%
$810,000	New York State, Urban Development, Rev. Bonds (State Personal
	Income Tax Project), Ser. B-3, due 12/15/10 (LOC: MBIA)	4.22	$829,165

	REPURCHASE AGREEMENT—1.2%
598,000	Deutsche Bank Securities Inc.
	• 0.18% dated 4/30/10, due 5/3/10 in the amount of $598,009
	• fully collateralized by a $595,400 U.S. Treasury Note, coupon 3.25%
	maturity 7/31/16, value $610,017	0.18	598,000

	TOTAL INVESTMENTS (Cost $50,988,794)—99.9%		51,508,966

	OTHER ASSETS & LIABILITIES, NET—0.1%		39,407

	NET ASSETS—100.0%		$51,548,373

Please see accompanying notes to financial statements.

46

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — April 30, 2010 (Unaudited)

*	Non-income producing security.

(A)	Variable rate security. The rate shown is the current rate on April 30, 2010. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2010, these securities amounted to $17,995,145 or 7.4% of net assets of the TDAM Institutional Money Market Fund, $299,996 or 2.9% of net assets of the TDAM Short-Term Investment Fund and $3,094,606 or 6.0% of net assets of the TDAM Short-Term Bond Fund. These securities have been deemed liquid by the Board of Directors.

(D)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(E)	Step Bond — The rate reported on the Schedule of Investments is the effective yield on April 30, 2010. The coupon on a step bond changes on a specified date.

(F)	Security is payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on April 30, 2010.

(G)	Guaranteed by the Federal Deposit Insurance Corporation as a part of the Treasury Liquidity Guarantee Program.

Description of Abbreviations

ADR	American Depositary Receipt
EDA	Economic Development Authority
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	MBIA, Inc.
MTN	Medium Term Note
PTA	Public Transportation Authority
TECP	Tax-Exempt Commercial Paper

47

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2010
(Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Fund, and TDAM USA (the “Investment Manager”), with respect to each of the Institutional Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund, the Global Sustainability Fund the Short-Term Investment Fund and the Short-Term Bond Fund and at a meeting held on March 24, 2010. The Board, including the Independent Directors, also met on a separate occasion to consider the initial approval of the Investment Management Agreement with respect to the Institutional Municipal Money Market Fund at a meeting held on June 17, 2009. In its reviews, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class, as applicable, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Fund, if available, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meetings, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2009. The Board also considered updated performance information provided to it by the Investment Manager at its March 2010 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2009 (and, in the case of the Institutional Municipal Money Market Fund, the estimated fees and expense ratio), against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2009 or the estimated fees, as applicable, the investment management fee rate of each Fund, both before and after fee waivers and expense reimbursements, was below the median management fee rate of its peer group, with the exception of (a) the Institutional U.S. Government Fund’s investment management fee rate after the waivers, which was equal to the median investment management fee rate of the Institutional U.S. Government –Institutional Class peer group, and (b) the Global Sustainability Fund’s investment management fee rate after fee waivers which was zero, the same as the median investment management fee rate of its peer group.

48

The Board noted that each Fund’s or class’, as applicable, total gross expense ratio or estimated total expense ratio, as applicable, was above the median total gross expense ratio of its respective peer group, except the total gross expense ratio of the Institutional Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund, the total gross expense ratio of the Institutional Service Class of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, the total gross expense ratio of the Short-Term Bond Fund and the total gross expense ratio of the Global Sustainability Fund were each lower than the median total gross expense ratio of their respective peer groups. The Board also noted that each Fund’s or class’, as applicable, total net expense ratio or estimated total net expense ratio, as applicable, was below the median total net expense ratio of its respective peer group, with the exception of the median total net expense ratio of the Commercial Class of the Institutional Money Market Fund which was higher than the median total net expense ratio of its peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields which tended, in most cases, to account for the differential between the relevant Fund’s or class’ total net expense ratio and that of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed, or to be performed, by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided, or to be provided, by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided, or to be provided, to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided, or to be provided, by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund as well as a group of comparable funds selected by the Investment Manager. The Board noted that the performance of each Fund, except the Global Sustainability Fund, was generally below the median performance of its peer group. The Board also noted that in many instances where a Fund underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which most of the Funds were being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Funds, noting also that the performance of the Global Sustainability Fund was higher than the median of its peer group. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was satisfactory.

49

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The Board concluded that potential economies of scale would be passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were not unreasonable.

In light of the fact that the Institutional Municipal Money Market Fund had not yet commenced normal operations, the Board noted that certain factors, such as fund performance, economies of scale and profitability that will be relevant when the Board considers continuing the Investment Management Agreement, were not germane to the initial approval.

The Board concluded, in light of a weighing and balancing of all factors considered (including those described above), that it was in the best interests of each Fund to approve the continuance of, or to initially approve, the Investment Management Agreement.

50

Directors and Officers Information
(Unaudited)

The following table contains certain information regarding the Company’s Directors and Executive Officers. Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director”. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds, Inc., Shareholder Services, P.O. Box 182300, Columbus, OH, 43218-2300, or by calling 1-866-416-4031.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, The Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	12	None.
		12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 66

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; and Director of George Weston Limited since May 2000.
		6/6/02
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 71

LAWRENCE J. TOAL	Director	Since	Vice Chairman and former President of the Board of Trustees of New York City Big Brothers/Big Sisters since 2000; Chairman of the Board of Trustees of Healthcare Chaplaincy from 1990 through 2009; President and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000; and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 through February 2002.	12	None.
		12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 71

51

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

JAMES E. KELLY	Director	Since	Consultant and financial services attorney since June 2002; teacher at Empire State College since 2008; senior advisor to New York State Banking Department during 2009; Chief Financial Officer of Brooklyn Academy of Music, Inc. during 2007; Consultant and Chief Operating Officer to the Health Care Chaplaincy from 2003 to 2006; Trustee of Albany Law School since 2000; and Executive Vice President and General Counsel of Dime Bancorp, Inc. from January 1998 through May 2002.	12	None.
		12/18/08
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 58

DONALD J. HERREMA	Director	Since	Financial services executive and advisor; Founder of BlackSterling Partners, LLC, since 2004; Executive Vice Chairman of Kennedy Wilson, International, since 2009; Senior Advisor of Stone Point Capital since 2008; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD from 2005 through 2006; CEO of Atlantic Trust (INVESCO) from 2001 through 2004; Chief Executive Officer of Bessemer Trust from 1993 through 2000; Trustee of Christ Church (NYC) since 1999; Trustee of Whittier College since 1995.	12	Director of Lepercq de Neuflize and Co., since 2009.
		3/30/09
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 57

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients, since 1989.	12	None.
	and	12/12/95
c/o TDAM USA Inc.	Director
31 West 52nd Street
New York, NY 10019

Age: 77

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2009.

†††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of Toronto-Dominion Bank stock.

52

Directors and Officers Information
(Unaudited) (continued)

Term of Office
with Company
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Company	Time Served	During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2004, Managing Director, Relationship Management of TD Asset Management; from 2002 to 2004 Managing Director, Portfolio Management of TDAM.
Executive Officer
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 40

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP, from May 2001 through May 2005, Securities Compliance Examiner, United States Securities and Exchange Commission.
and Anti-Money
c/o TDAM USA Inc.	Laundering Officer
31 West 52nd Street
New York, NY 10019

Age: 45

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
Financial Officer
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 38

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from October 2004 through September 2008, Senior Counsel, MetLife, Inc.

c/o Citi Fund Services Ohio, Inc.
100 Summer Street,
Suite 1500
Boston, MA 02110

Age: 39

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.
	Officer, Vice	and 11/2/99
c/o TDAM USA Inc.	President and
31 West 52nd Street	Assistant Secretary
New York, NY 10019

Age: 50

53

TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Mark Bell
Mark Bell, President

Date July 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Bell
Mark Bell, President

Date July 1, 2010

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date July 1, 2010

* Print the name and title of each signing officer under his or her signature.